UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2004

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Goldman
Sachs Variable Insurance Trust
GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, NEW YORK, NEW YORK 10005
Growth and Income Fund

Annual Report
December 31, 2004

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Shareholder Letter

Dear Shareholders:

This report provides an overview on the performance of the Goldman Sachs Variable Insurance Trust – Growth and Income Fund during the one-year reporting period that ended December 31, 2004.

Market Review

For the first time since 1999, the broad U.S. equity markets posted positive returns in consecutive years. With the overhang of the U.S. Presidential election finally removed, much of the market’s gains for 2004 came in the fourth quarter of the year. Throughout the reporting period, industry headlines centered on oil prices and high profile investigations conducted by New York Attorney General Eliot Spitzer and other law enforcement and regulatory agencies. On the economic front, improving trends further bolstered investor sentiment, as job growth appeared to gain traction, while inflation remained at a moderate rate.

Investment Objective

The Fund seeks long-term growth of capital and growth of income.

Portfolio Composition

Top 10 Portfolio Holdings as of December 31, 2004*

		% of
Company	Business	Net Assets

ChevronTexaco Corp.	Energy Resources	4.8%
Citigroup, Inc.	Large Banks	4.6
Bank of America Corp.	Large Banks	4.0
Altria Group, Inc.	Tobacco	3.1
J.P. Morgan Chase & Co.	Large Banks	3.1
Exxon Mobil Corp.	Energy Resources	3.0
iStar Financial, Inc.	REITS	2.7
General Electric Co.	Parts & Equipment	2.5
Sprint Corp.	Telephone	2.2
Burlington Resources, Inc.	Energy Resources	2.2

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. Fund holdings of stocks or bonds should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

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 GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Shareholder Letter (continued)

Performance Review

Over the one-year period that ended December 31, 2004, the Fund generated a cumulative total return of 18.80%. Over the same time period, the Fund’s benchmark, the Standard & Poor’s 500 Index (with dividends reinvested) generated a cumulative total return of 10.88%. The Fund’s holdings in the Healthcare, Technology, and Energy sectors enhanced results, while its Transportation, Consumer Cyclicals, and Basic Materials holdings detracted from performance.

Activision, Inc. emerged as a top contributor to performance during the fiscal year. The video game maker/marketer increased its earnings outlook for 2005 and reported better-than-expected holiday sales. In the Energy sector, Burlington Resources, Inc., a holding company engaged in the exploration, development, production, and marketing of crude oil and natural gas, boosted Fund returns. While the stock was a strong performer during the fiscal year, we believe it remains attractively valued.

Conversely, Nortel Networks Corp., a global supplier of products and services that support the Internet and other public and private data, voice, and multimedia communications networks, detracted from results. Its shares declined during the period as the company lowered its outlook for operating margins and revenue growth. This short-term negative news, combined with its pending earnings restatement, overshadowed the company’s cost-reduction program and its lead position in the voice-over-Internet protocol equipment market (which allows voice telephony services using one’s computer).

We thank you for your investment and look forward to serving your investment needs in the future.

Goldman Sachs Value Portfolio Management Team

January 19, 2005

2

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

SECTOR ALLOCATION AS OF DECEMBER 31, 2004†

Percentage of Portfolio Investments

† The Fund is actively managed and, as such, its composition may differ over time. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding repurchase agreements, securities lending collateral and cash).

This Sector Allocation chart is provided for your reference. This new information has been included in response to recent rule and form amendments made by the Securities and Exchange Commission.

3

 GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Performance Summary
December 31, 2004

The following graph shows the value as of December 31, 2004, of a $10,000 investment made on January 12, 1998 (commencement of operations). For comparative purposes, the performance of the Fund’s benchmark, the Standard and Poor’s 500 Index (with dividends reinvested) (“S&P 500 Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects Fund level expenses but does not reflect fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Fund as an investment option for any contract or policy. Had performance reflected all of those fees and expenses, performance would have been reduced. Performance also would have been reduced had expense limitations not been in effect. In addition to the investment adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a Fund.

Growth and Income Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested from January 12, 1998 to December 31, 2004.

	Since Inception	Five Years	One Year

Average Annual Total Return Through December 31, 2004

Growth and Income Fund (commenced January 12, 1998)	3.35%	2.51%	18.80%

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GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Statement of Investments
December 31, 2004

Shares	Description	Value
Common Stocks – 99.1%

Brokers – 2.5%
52,132	Merrill Lynch & Co., Inc.	$3,115,930
36,200	The Bear Stearns Companies, Inc.	3,703,622

		6,819,552

Chemicals – 2.9%
78,400	Rohm and Haas Co.	3,467,632
93,300	The Dow Chemical Co.	4,619,283

		8,086,915

Computer Hardware – 1.9%
42,367	CDW Corp.	2,811,050
119,300	Hewlett-Packard Co.	2,501,721

		5,312,771

Computer Software – 3.7%
243,800	Activision, Inc.*	4,919,884
196,411	Microsoft Corp.	5,246,138

		10,166,022

Consumer Durables – 1.3%
98,700	Masco Corp.	3,605,511

Defense/ Aerospace – 0.9%
23,900	General Dynamics Corp.	2,499,940

Drugs – 1.6%
163,000	Pfizer, Inc.	4,383,070

Electrical Utilities – 8.6%
56,800	Ameren Corp.	2,847,952
59,000	Dominion Resources, Inc.	3,996,660
71,512	Entergy Corp.	4,833,496
89,410	Exelon Corp.	3,940,299
70,653	FirstEnergy Corp.	2,791,500
101,709	PPL Corp.	5,419,055

		23,828,962

Energy Resources – 10.9%
136,700	Burlington Resources, Inc.	5,946,450
252,300	ChevronTexaco Corp.	13,248,273
30,200	ConocoPhillips	2,622,266
159,733	Exxon Mobil Corp.	8,187,914

		30,004,903

Environmental & Other Services – 1.0%
96,510	Waste Management, Inc.	2,889,509

Financial Technology – 1.0%
65,000	First Data Corp.	2,765,100

Food & Beverage – 2.6%
42,800	General Mills, Inc.	2,127,588
57,195	H.J. Heinz Co.	2,230,033
80,900	Kraft Foods, Inc.	2,880,849

		7,238,470

Home Products – 2.3%
43,300	Avon Products, Inc.	1,675,710
46,300	The Clorox Co.	2,728,459
37,310	The Procter & Gamble Co.	2,055,035

		6,459,204

Large Banks – 11.7%
234,050	Bank of America Corp.	10,998,010
266,690	Citigroup, Inc.	12,849,124
216,138	J.P. Morgan Chase & Co.	8,431,543

		32,278,677

Media – 3.8%
81,167	Fox Entertainment Group, Inc.*	2,537,280
217,300	Historic Time Warner, Inc.*	4,224,312
104,700	Viacom, Inc. Class B	3,810,033

		10,571,625

Medical Products – 1.3%
101,751	Baxter International, Inc.	3,514,480

Motor Vehicle – 0.9%
53,428	Autoliv, Inc.	2,580,572

Paper & Packaging – 1.0%
114,300	Packaging Corp. of America	2,691,765

Parts & Equipment – 7.1%
65,200	Eaton Corp.	4,717,872
187,800	General Electric Co.	6,854,700
151,212	Tyco International Ltd.	5,404,317
26,100	United Technologies Corp.	2,697,435

		19,674,324

Property Insurance – 5.8%
66,025	PartnerRe Ltd.	4,089,589
60,376	RenaissanceRe Holdings Ltd.	3,144,382
67,700	The Allstate Corp.	3,501,444
67,800	Willis Group Holdings Ltd.	2,791,326
32,526	XL Capital Ltd.	2,525,644

		16,052,385

Regional Banks – 3.7%
147,000	KeyCorp.	4,983,300
23,400	PNC Financial Services Group	1,344,096
106,951	Regions Financial Corp.	3,806,386

		10,133,782

REITS – 5.7%
72,100	Apartment Investment & Management Co.	2,778,734
64,800	Developers Diversified Realty Corp.	2,875,176
165,360	iStar Financial, Inc.	7,484,194
71,800	Plum Creek Timber Co., Inc.	2,759,992

		15,898,096

Retail Apparel – 2.0%
64,900	J. C. Penney Co., Inc.	2,686,860
98,551	The May Department Stores Co.	2,897,399

		5,584,259

Semiconductors – 0.4%
57,100	National Semiconductor Corp.	1,024,945

The accompanying notes are an integral part of these financial statements.       5

 GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Statement of Investments (continued)
December 31, 2004

Shares	Description	Value
Common Stocks – (continued)

Specialty Financials – 4.5%
81,800	American Capital Strategies Ltd.@	$2,728,030
69,614	Countrywide Financial Corp.	2,576,414
52,576	Fannie Mae	3,743,937
39,708	SLM Corp.	2,120,010
30,500	Washington Mutual, Inc.	1,289,540

		12,457,931

Telecommunications Equipment – 0.9%
682,100	Nortel Networks Corp.*	2,380,529

Telephone – 4.0%
247,400	Sprint Corp.	6,147,890
124,000	Verizon Communications, Inc.	5,023,240

		11,171,130

Thrifts – 0.5%
21,000	Golden West Financial Corp.	1,289,820

Tobacco – 3.1%
139,200	Altria Group, Inc.	8,505,120

Transports – 0.5%
79,600	Southwest Airlines Co.	1,295,888

Trust/ Processors – 1.0%
85,700	The Bank of New York Co., Inc.	2,864,094

TOTAL COMMON STOCKS
(Cost $226,943,869)		$274,029,351

Principal	Interest	Maturity
Amount	Rate	Date
			Value
Repurchase Agreement – 0.7%

Joint Repurchase Agreement Account II^
$1,800,000	2.28%	1/3/2005	$1,800,000
Maturity Value $1,800,342
(Cost $1,800,000)

TOTAL INVESTMENTS BEFORE SECURITIES
LENDING COLLATERAL
(Cost $228,743,869)			$275,829,351

Shares	Description	Value
Securities Lending Collateral – 0.9%

2,590,000	Boston Global Investment Trust – Enhanced Portfolio	$2,590,000
(Cost $2,590,000)

TOTAL INVESTMENTS – 100.7%
(Cost $231,333,869)		$278,419,351

*	Non-income producing security.

@	All or a portion of security is on loan.

^	Joint repurchase agreement was entered into on December 31, 2004.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviation:
REIT	—	Real Estate Investment Trust

6      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II* — At December 31, 2004, the Growth and Income Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $1,800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Barclays Capital PLC	$350,000,000	2.28%	01/03/2005	$350,066,500

Barclays Capital PLC	400,000,000	2.30	01/03/2005	400,076,667

Bear Stearns & Co.	500,000,000	2.29	01/03/2005	500,095,417

Greenwich Capital Markets	400,000,000	2.28	01/03/2005	400,076,000

J.P. Morgan Chase & Co.	364,100,000	2.28	01/03/2005	364,169,179

Morgan Stanley & Co.	300,000,000	2.27	01/03/2005	300,056,750

UBS LLC	500,000,000	2.26	01/03/2005	500,094,166

UBS LLC	250,000,000	2.28	01/03/2005	250,047,500

Westdeutsche Landesbank AG	400,000,000	2.28	01/03/2005	400,076,000

TOTAL	$3,464,100,000			$3,464,758,179

*	At December 31, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.52%, due 03/30/2006 to 08/10/2010; Federal Home Loan Mortgage Association, 0.00% to 11.75%, due 02/01/2005 to 11/01/2035; Federal National Mortgage Association, 0.00% to 11.00%, due 12/15/2005 to 01/01/2035 and Government National Mortgage Association, 6.00%, due 12/15/2033.

The accompanying notes are an integral part of these financial statements.       7

 GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Statement of Assets and Liabilities
December 31, 2004

Assets:

Investment in securities, at value (identified cost $228,743,869)	$275,829,351
Securities lending collateral, at value	2,590,000
Cash	4,128
Receivables:
Dividends and interest	439,378
Fund shares sold	384,030
Securities lending income	196

Total assets	279,247,083

Liabilities:

Payables:
Payable upon return of securities loaned	2,590,000
Amounts owed to affiliates	181,226
Fund shares repurchased	6,567
Accrued expenses	73,837

Total liabilities	2,851,630

Net Assets:

Paid-in capital	256,035,523
Accumulated undistributed net investment income	371,862
Accumulated net realized loss on investment transactions	(27,097,414)
Net unrealized gain on investments	47,085,482

NET ASSETS	$276,395,453

Total shares of beneficial interest outstanding, par value $0.001 (unlimited shares authorized)	23,598,207
Net asset value, offering and redemption price per share	$11.71

8     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Statement of Operations
For the Year Ended December 31, 2004

Investment income:

Dividends	$6,197,040
Interest (including securities lending income of $762)	62,864

Total income	6,259,904

Expenses:

Management fees	1,803,238
Transfer agent fees	96,173
Custody and accounting fees	55,435
Professional fees	44,266
Printing fees	33,638
Trustee fees	14,439
Other	11,525

Total expenses	2,058,714

Less — expense reductions	(2,334)

Net expenses	2,056,380

NET INVESTMENT INCOME	4,203,524

Realized and unrealized gain on investment transactions:

Net realized gain from investment transactions	31,697,872
Net increase from payment by affiliates to reimburse certain brokerage commissions	51,635
Net change in unrealized gain on investments	6,786,601

Net realized and unrealized gain on investment transactions	38,536,108

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,739,632

The accompanying notes are an integral part of these financial statements.      9

 GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	December 31, 2004	December 31, 2003

From operations:

Net investment income	$4,203,524	$646,377
Net realized gain on investment transactions	31,697,872	234,857
Net increase from payment by affiliates to reimburse certain brokerage commissions	51,635	—
Net change in unrealized gain on investments	6,786,601	11,541,626

Net increase in net assets resulting from operations	42,739,632	12,422,860

Distributions to shareholders:

From net investment income	(3,899,045)	(561,152)

From share transactions:

Proceeds from sales of shares	33,498,391	11,379,148
Proceeds in connection with merger	—	178,951,522
Reinvestment of dividends and distributions	3,899,045	561,152
Cost of shares repurchased	(30,158,379)	(9,348,414)

Net increase in net assets resulting from share transactions	7,239,057	181,543,408

TOTAL INCREASE	46,079,644	193,405,116

Net assets:

Beginning of year	230,315,809	36,910,693

End of year	$276,395,453	$230,315,809

Accumulated undistributed net investment income	$371,862	$117,781

Summary of share transactions:

Shares sold	3,088,976	1,300,174
Shares issued in connection with merger	—	18,241,732
Shares issued on reinvestment of dividends and distributions	335,835	57,851
Shares repurchased	(2,861,998)	(1,100,833)

NET INCREASE	562,813	18,498,924

10     The accompanying notes are an integral part of these financial statements.

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from									Ratios assuming no
		investment operations									expense reductions
					Distributions
			Net		to					Ratio of	Ratio of	Ratio of
	Net asset		realized		shareholders	Net asset		Net assets	Ratio of	net investment	total	net investment
	value,	Net	and	Total from	from net	value,		at end	net expenses	income	expenses	income	Portfolio
	beginning	investment	unrealized	investment	investment	end of	Total	of year	to average	to average	to average	to average	turnover
	of year	income(b)	gain (loss)	operations	income	year	return(a)	(in 000s)	net assets	net assets	net assets	net assets	rate

For the Years Ended December 31,

2004	$10.00	$0.19	$1.69	$1.88	$(0.17)	$11.71	18.80%	$276,395	0.86%	1.75%	0.86%	1.75%	58%
2003	8.14	0.13	1.85	1.98	(0.12)	10.00	24.36	230,316	1.02	1.44	1.20	1.26	51
2002	9.33	0.13	(1.19)	(1.06)	(0.13)	8.14	(11.34)	36,911	1.05	1.51	1.27	1.29	98
2001	10.34	0.05	(1.02)	(0.97)	(0.04)	9.33	(9.34)	40,593	1.00	0.49	1.17	0.32	48
2000	10.89	0.04	(0.55)	(0.51)	(0.04)	10.34	(4.69)	37,116	0.99	0.40	1.22	0.17	68

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.
(b)	Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.

       11

 GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Notes to Financial Statements
December 31, 2004

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end, management investment company. The Trust includes the Goldman Sachs Growth and Income Fund (the “Fund”). The Fund is a diversified portfolio under the Act.
     Shares of the Trust may be purchased and held by separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Trust are not offered directly to the general public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in securities traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

B. Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gains distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, on investment transactions, or from paid-in-capital.
     In addition, distributions paid by the Fund’s investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Fund as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, an equity REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital, and is generally not taxable to shareholders.

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line or pro rata basis depending upon the nature of the expense.

12

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

2. SIGNIFICANT ACCOUNTING POLICIES — (continued)

E. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

3. AGREEMENTS

GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly, at an annual rate equal to 0.75% of the average daily net assets of the Fund.
     GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management Fees, Transfer Agent fees and expenses, taxes, interest, brokerage fees, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.11% of the average daily net assets of the Fund. GSAM has agreed to maintain this expense limitation reductions through June 30, 2005. Such expense reimbursement, if any, is computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. For the year ended December 31, 2004, GSAM made no reimbursements to the Fund.
     The Fund has entered into certain offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. For the year ended December 31, 2004, custody fees were reduced by approximately $2,300.
     Goldman Sachs also serves as the Transfer Agent of the Fund for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate of 0.04% of the average daily net assets of the Fund. Goldman Sachs serves as the distributor of the Fund’s shares at no cost to the Fund.
     At December 31, 2004, amounts owed to affiliates were approximately $172,000 and $9,200 for Management and Transfer Agent fees, respectively.

13

 GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Notes to Financial Statements (continued)
December 31, 2004

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds of sales and maturities of long term securities for the year ended December 31, 2004, were $147,573,695 and $137,457,828, respectively.
     For the year ended December 31, 2004, Goldman Sachs earned approximately $24,500 in brokerage commissions from portfolio transactions, executed on behalf of the Fund.
     GSAM voluntarily made a one-time reimbursement of approximately $59,500 to the Fund for certain brokerage commissions, including interest, paid by the Fund over the course of several years.

5. SECURITIES LENDING

Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through its securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the year ended December 31, 2004, is reported parenthetically on the Statement of Operations. For the year ended December 31, 2004, BGA earned $135 in fees as securities lending agent. At December 31, 2004, the Fund loaned securities having a market value of $2,467,900 collateralized by cash in the amount of $2,590,000. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

6. LINE OF CREDIT FACILITY

The Fund participates in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, the Fund must own securities having a market value in excess of 300% (400% prior to May 26, 2004) of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. This committed facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. During the year ended December 31, 2004, the Fund did not have any borrowings under this facility.

7. ADDITIONAL TAX INFORMATION

The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 were as follows:

	For the year ended December 31,

	2004	2003

Distributions paid from:
Ordinary income	$3,899,045	$561,152

Total taxable distributions	$3,899,045	$561,152

14

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

7. ADDITIONAL TAX INFORMATION — (continued)

As of December 31, 2004, the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed ordinary income — net	$348,470
Capital loss carryforward:*
Expiring 2009	(20,932,445)
Expiring 2010	(5,509,772)

Total capital loss carryforward	(26,442,217)
Timing differences (related to the recognition of certain REIT dividends for tax purposes)	23,392
Unrealized gains — net	46,430,285

Total accumulated earnings — net	$20,359,930

* Utilization of these losses may be limited under the Internal Revenue Code.

At December 31, 2004, the Fund’s aggregate security unrealized gains and losses based on a cost for U.S. federal income tax purposes was as follows:

Tax cost	$231,989,066

Gross unrealized gain	48,312,011
Gross unrealized loss	(1,881,726)

Net unrealized security gain	$46,430,285

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and return of capital distributions from underlying fund investments.

8. CERTAIN RECLASSIFICATIONS

In order to present certain components of the Fund’s capital accounts on a tax basis, certain reclassifications have been recorded to the Fund’s accounts. The Fund reclassified $50,398 from accumulated undistributed net investment income and $115,396 from paid-in capital to accumulated net realized loss on investment transactions. This reclassification has no impact on the net asset value of the Fund. Reclassifications result primarily from the difference in the tax treatment of investments in partnerships and adjustments related to prior year merger activity.

9. MERGERS AND REORGANIZATIONS

At a meeting held on September 18, 2003, the Board of Trustees of the Trust approved (i) an Agreement and Plan of Reorganization (the “Protective Agreement”) providing for the tax-free acquisition of the Growth and Income Fund of Protective Investment Company by the Fund. The acquisition was completed on December 19, 2003 following the approval of the Protective Fund shareholders on December 9, 2003.
     Pursuant to the Protective Agreement, the assets and liabilities of the Protective Growth & Income Fund were transferred to the Fund in a tax-free exchange for shares of the Fund as follows:

			Acquired Fund’s
	Exchanged Shares	Value of	Shares Outstanding
Survivor/Acquired Fund	of Survivor Issued	Exchanged Shares	as of December 19, 2003

Growth & Income/ Protective Growth & Income	18,241,732	$178,951,522	14,281,379

15

 GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Notes to Financial Statements (continued)
December 31, 2004

9. MERGERS AND REORGANIZATIONS — (continued)

The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Acquired Fund’s unrealized appreciation (depreciation) and capital loss carryforwards.

	Survivor				Survivor Fund’s
	Fund’s	Acquired Fund’s			Aggregate
	Aggregate	Aggregate	Acquired Fund’s		Net Assets
	Net Assets	Net Assets	Unrealized	Acquired Fund’s	immediately
	before	before	Appreciation/	Capital Loss	after
Survivor/Acquired Fund	acquisition	acquisition	(Depreciation)	Carryforward*	acquisition

Growth & Income/ Protective Growth & Income	$46,773,384	$178,951,522	$29,603,787	$(48,963,923)	$225,724,906

*	For U.S. federal income tax purposes, certain limitations may apply to the utilization of the Acquired Fund’s capital loss carryforwards.

16

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Goldman Sachs Variable Insurance Trust

We have audited the accompanying statement of assets and liabilities of Goldman Sachs Growth and Income Fund (one of the funds comprising the Goldman Sachs Variable Insurance Trust) (the “Fund”), including the statement of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Goldman Sachs Growth and Income Fund at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 9, 2005

17

 GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Fund Expenses (Unaudited) — Six Month Period Ended December 31, 2004

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 through December 31, 2004.

Actual Expenses — The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line of table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

			Expenses Paid
			for the
	Beginning	Ending Account	6 months
	Account Value	Value	ended
	7/1/04	12/31/04	12/31/04*

Actual	$1,000	$1,113.40	$4.61
Hypothetical 5% return	1,000	1,020.77 +	4.41

*	Expenses are calculated using the Fund’s annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended December 31, 2004. Expenses are calculated by multiplying the annualized expense ratio by the average account value for such period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. Expense ratios for the most recent fiscal half year may differ from expense ratios based on one-year data in the Financial Highlights. The annualized net expense ratio for the period was 0.87%.

+	Hypothetical expenses are based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses.

18

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Trustees and Officers (Unaudited)

Independent Trustees

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

Ashok N. Bakhru Age: 62	Chairman & Trustee	Since 1991	President, ABN Associates (July 1994-March 1996 and November 1998-Present); Executive Vice President—Finance and Administration and Chief Financial Officer, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996-November 1998); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989-Present); Member of Cornell University Council (1992-Present); Trustee of the Walnut Street Theater (1992-Present); Trustee, Scholarship America (1998-Present); Director, Private Equity Investors—III and IV (November 1998-Present), and Equity-Limited Investors II (April 2002-Present); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000-2003).

			Chairman of the Board and Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

John P. Coblentz, Jr. Age: 63	Trustee	Since 2003	Partner, Deloitte & Touche LLP (June 1975-May 2003). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

Patrick T. Harker Age: 46	Trustee	Since 2000	Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000-Present); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999-Present); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997-August 2000). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

Mary P. McPherson Age: 69	Trustee	Since 1997	Vice President, The Andrew W. Mellon Foundation (provider of grants for conservation, environmental and educational purposes) (October 1997-Present); Director, Smith College (1998-Present); Director, Josiah Macy, Jr. Foundation (health educational programs) (1977-Present); Director, Philadelphia Contributionship (insurance) (1985-Present); Director Emeritus, Amherst College (1986-1998); Director, The Spencer Foundation (educational research) (1993-February 2003); member of PNC Advisory Board (banking) (1993-1998); and Director, American School of Classical Studies in Athens (1997-Present).

			Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

Wilma J. Smelcer Age: 55	Trustee	Since 2001	Chairman, Bank of America, Illinois (banking) (1998-January 2001); and Governor, Board of Governors, Chicago Stock Exchange (national securities exchange) (April 2001-April 2004). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	Lawson Products Inc. (distributor of industrial products).

Richard P. Strubel Age: 65	Trustee	Since 1987	Vice Chairman and Director, Unext, Inc. (provider of educational services via the internet) (2003-Present); President, COO and Director, Unext, Inc. (1999-2003); Director, Cantilever Technologies, Inc. (a private software company) (1999-Present); Trustee, The University of Chicago (1987-Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990-1999). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	Gildan Activewear Inc. (an activewear clothing marketing and manufacturing company); Unext, Inc. (provider of educational services via the internet); Northern Mutual Fund Complex (53 Portfolios).

19

 GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Trustees and Officers (Unaudited) (continued)

Interested Trustees

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

*Alan A. Shuch Age: 55	Trustee	Since 1990	Advisory Director—GSAM (May 1999-Present); Consultant to GSAM (December 1994-May 1999); and Limited Partner, Goldman Sachs (December 1994-May 1999). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

*Kaysie P. Uniacke Age: 43	Trustee & President	Since 2001 Since 2002	Managing Director, GSAM (1997-Present). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies). President—Goldman Sachs Mutual Fund Complex (2002- Present) (registered investment companies). Assistant Secretary—Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).	63	None

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, One New York Plaza, 37th Floor, New York, New York, 10004, Attn: Howard B. Surloff.
[2]	The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997.
[3]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the date the Trustee attains the age of 72 years (in accordance with the current resolutions of the Board of Trustees, which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust.
[4]	The Goldman Sachs Mutual Fund Complex consists of the Trust and Goldman Sachs Variable Insurance Trust. As of December 31, 2004, the Trust consisted of 57 portfolios, including the Funds described in this Annual Report, and Goldman Sachs Variable Insurance Trust consisted of 6 portfolios.
[5]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-292-4726

20

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Officers of the Trust* (Unaudited)

Term of
Office and
	Position(s) Held	Length of
Name, Address And Age	With the Trust	Time Served[1]	Principal Occupation(s) During Past 5 Years

Kaysie P. Uniacke 32 Old Slip New York, NY 10005 Age: 43	President & Trustee	Since 2002 Since 2001	Managing Director, GSAM (1997-Present).

Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).

President—Goldman Sachs Mutual Fund Complex (registered investment companies).

Assistant Secretary—Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).

James A. Fitzpatrick 4900 Sears Tower Chicago, IL 60606 Age: 44	Vice President	Since 1997	Managing Director, Goldman Sachs (October 1999-Present); and Vice President of GSAM (April 1997-December 1999). Vice President—Goldman Sachs Mutual Fund Complex (registered investment companies).

James A. McNamara 32 Old Slip New York, NY 10005 Age: 42	Vice President	Since 2001	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

Vice President—Goldman Sachs Mutual Fund Complex (registered investment companies).

Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies) (December 2002-May 2004).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 40	Treasurer	Since 1997	Managing Director, Goldman Sachs (November 2003-Present) and Vice President, Goldman Sachs (July 1995-November 2003). Treasurer—Goldman Sachs Mutual Fund Complex (registered investment companies).

Howard B. Surloff One New York Plaza 37th Floor New York, NY 10004 Age: 39	Secretary	Since 2001	Managing Director, Goldman Sachs (November 2002-Present); Associate General Counsel, Goldman Sachs and General Counsel to the U.S. Funds Group (December 1997-Present).

Secretary—Goldman Sachs Mutual Fund Complex (registered investment companies) (2001-Present) and Assistant Secretary prior thereto.

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

Goldman Sachs Variable Insurance Trust Growth and Income Fund — Tax Information (Unaudited)

For the year ended December 31, 2004, 100% of the dividends paid from net investment company taxable income by the Fund qualify for the dividends received deduction available to corporations.

21

Trustees and Officers (Unaudited) (continued)

TRUSTEES	OFFICERS
Ashok N. Bakhru, Chairman	Kaysie P. Uniacke, President
John P. Coblentz, Jr.	James A. Fitzpatrick, Vice President
Patrick T. Harker	James A. McNamara, Vice President
Mary Patterson McPherson	John M. Perlowski, Treasurer
Alan A. Shuch	Howard B. Surloff, Secretary
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke
GOLDMAN, SACHS & CO. Distributor and Transfer Agent
GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser
Visit our internet address: www.gs.com/funds to obtain the most recent month-end returns.
The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“the Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus for the Fund. Please consider the Fund’s objectives, risks and charges and expenses, and read the Prospectus carefully before investing.
Holdings are as of December 31, 2004 and are subject to change in the future. Fund holdings of stocks or bonds should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.
The Fund is subject to the risk of rising and falling stock prices. In recent years, the U.S. stock market has experienced substantial price volatility.
Toll Free (in U.S.): 800-292-4726
This report is prepared for the general information of contract owners and is not an offer of shares of the Goldman Sachs Variable Insurance Trust: Growth and Income Fund.

© Copyright 2005 Goldman, Sachs & Co. All rights reserved. Date of first use: February 18, 2005

VITG&IAR

Goldman
Sachs Variable Insurance Trust
GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, NEW YORK, NEW YORK 10005
CORESM U.S. Equity Fund

Annual Report
December 31, 2004

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

Shareholder Letter

Dear Shareholders:

This report provides an overview on the performance of the Goldman Sachs Variable Insurance Trust — CORE U.S. Equity Fund during the one-year reporting period that ended December 31, 2004.

Market Review

For the one-year reporting period ended December 31, 2004, the Standard & Poor’s 500 Index (the “Index”) returned 10.88%, driven by strong returns towards the end of the year. Within the Index, the Energy (+31.6%) and Utilities (+24.7%) sectors experienced the largest absolute gains, while the top-weighted Financials sector (+10.9%) contributed most (weight times performance) for the period. Value stocks outperformed their growth counterparts by a large margin in 2004, with the Russell 1000 Value Index returning 16.49% versus the Russell 1000 Growth Index return of 6.30%. Small-cap stocks also significantly outperformed large-cap stocks as the Russell 2000 Index and Russell 1000 Index returned 18.33% and 11.40%, respectively. This was largely due to small-cap Financials and Energy stocks outpacing their larger counterparts.

Investment Objective

The Fund seeks long-term capital growth and dividend income.

Portfolio Composition

Top 10 Portfolio Holdings as of December 31, 2004*

		% of
Company	Business	Net Assets

Microsoft Corp.	Software	3.6%
Bank of America Corp.	Banks	3.2
Pfizer, Inc.	Pharmaceuticals	3.2
Johnson & Johnson	Pharmaceuticals	3.2
International Business Machines Corp.	Computers & Peripherals	3.0
JPMorgan Chase & Co.	Diversified Financials	2.8
Verizon Communications, Inc.	Diversified Telecommunication Services	2.6
eBay, Inc.	Internet & Catalog Retail	2.3
Viacom, Inc. Class B	Media	2.1
QUALCOMM, Inc.	Communications Equipment	2.0

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. Fund holdings of stocks or bonds should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

Shareholder Letter (continued)

Performance Review

Over the one-year period that ended December 31, 2004, the Fund generated a cumulative total return of 14.94%. Over the same time period, the Fund’s benchmark, the Standard & Poor’s 500 Index (with dividends reinvested) generated a cumulative total return of 10.88%. Over the fiscal year, the Fund’s outperformance versus its benchmark was due to solid returns from the CORE themes, a disciplined approach to security analysis, and rigorous risk management.

Of the CORE themes, Valuation and Earnings Quality were the biggest positive contributors to relative returns, as inexpensive companies with cash-based sources of earnings outperformed their industry counterparts. Momentum, Analyst Sentiment, and Profitability also added value, while Management Impact was only slightly positive. To learn more about the CORE investment philosophy and themes, please refer to the Fund’s prospectus.

Stock selection was positive in eight of the 10 sectors contained in the S&P 500 Index, and was particularly strong in the Financials, Consumer Staples, and Information Technology sectors. Only holdings in the Industrials and Consumer Discretionary sectors lagged their peers in the benchmark for the period.

In managing the CORE products, we do not make size or sector bets. We hope to add value versus the Fund’s Index through individual stock selection. Our quantitative process seeks out stocks with good momentum that also appear to be good values. We prefer stocks about which fundamental research analysts are becoming more positive and companies with strong profit margins, sustainable earnings, and that use their capital to enhance shareholder value. These factors are not highly correlated to each other, which diversifies the Fund’s sources of returns.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Quantitative Equity Management Team

January 19, 2005

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

SECTOR ALLOCATION AS OF DECEMBER 31, 2004†

Percentage of Portfolio Investments

† The Fund is actively managed and, as such, its composition may differ over time. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding repurchase agreements, securities lending collateral and cash).

This Sector Allocation chart is provided for your reference. This new information has been included in response to recent rule and form amendments made by the Securities and Exchange Commission.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

Performance Summary
December 31, 2004

The following graph shows the value as of December 31, 2004, of a $10,000 investment made on February 13, 1998 (commencement of operations). For comparative purposes, the performance of the Fund’s benchmark, the Standard and Poor’s 500 Index (with dividends reinvested) (“S&P 500 Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects Fund level expenses but does not reflect fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Fund as an investment option for any contract or policy. Had performance reflected all of those fees and expenses, performance would have been reduced. Performance also would have been reduced had expense limitations not been in effect. In addition to the investment adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a Fund.

CORE U.S. Equity Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested from February 13, 1998 to December 31, 2004.

	Since Inception	Five Years	One Year

Average Annual Total Return Through December 31, 2004

CORE U.S. Equity Fund (commenced February 13, 1998)	4.11%	-1.54%	14.94%

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

Statement of Investments
December 31, 2004

Shares

	Description	Value
Common Stocks – 98.5%

Aerospace & Defense – 3.5%
89,800	Northrop Grumman Corp.	$4,881,528
115,400	Raytheon Co.	4,480,982
171,900	The Boeing Co.	8,899,263

		18,261,773

Air Freight & Couriers – 1.3%
54,400	FedEx Corp.	5,357,856
23,935	Ryder System, Inc.	1,143,375

		6,501,231

Automobiles – 1.8%
637,100	Ford Motor Co.	9,327,144

Banks – 6.4%
360,266	Bank of America Corp.	16,928,899
22,500	Bank of Hawaii Corp.	1,141,650
161,700	U.S. Bancorp.	5,064,444
24,500	UnionBanCal Corp.	1,579,760
126,800	Wachovia Corp.	6,669,680
49,000	Washington Mutual, Inc.	2,071,720

		33,456,153

Biotechnology – 2.8%
139,500	Biogen Idec, Inc.*	9,292,095
20,900	Chiron Corp.*	696,597
50,300	Genentech, Inc.*	2,738,332
42,200	ImClone Systems, Inc.*	1,944,576

		14,671,600

Chemicals – 0.7%
68,800	Monsanto Co.	3,821,840

Commercial Services & Supplies – 2.2%
405,800	Cendant Corp.	9,487,604
16,500	Republic Services, Inc.	553,410
41,400	Waste Management, Inc.	1,239,516

		11,280,530

Communications Equipment – 4.1%
24,925	Juniper Networks, Inc.*	677,711
585,000	Motorola, Inc.	10,062,000
243,800	QUALCOMM, Inc.	10,337,120

		21,076,831

Computers & Peripherals – 3.6%
8,000	Apple Computer, Inc.*	515,200
13,300	Dell, Inc.*	560,462
159,500	International Business Machines Corp.	15,723,510
26,700	NCR Corp.*	1,848,441

		18,647,613

Diversified Financials – 8.3%
73,232	Citigroup, Inc.	3,528,318
124,900	Freddie Mac	9,205,130
372,200	JPMorgan Chase & Co.	14,519,522
98,900	Merrill Lynch & Co., Inc.	5,911,253
103,500	Moody’s Corp.	8,988,975
12,800	Principal Financial Group, Inc.	524,032
6,000	The Bear Stearns Companies, Inc.	613,860

		43,291,090

Diversified Telecommunication Services – 3.2%
135,400	Sprint Corp.	3,364,690
328,800	Verizon Communications, Inc.	13,319,688

		16,684,378

Electric Utilities – 1.7%
17,900	Alliant Energy Corp.	511,940
134,600	Edison International	4,311,238
31,200	Northeast Utilities	588,120
108,200	PG&E Corp.*	3,600,896

		9,012,194

Electrical Equipment – 0.3%
24,400	Emerson Electric Co.	1,710,440

Electronic Equipment & Instruments – 0.1%
25,900	Avnet, Inc.*	472,416

Food & Drug Retailing – 0.5%
74,615	SUPERVALU, INC.	2,575,710

Food Products – 2.9%
172,100	Archer-Daniels-Midland Co.	3,839,551
93,700	Kraft Foods, Inc.	3,336,657
440,200	Tyson Foods, Inc.	8,099,680

		15,275,888

Health Care Equipment & Supplies – 1.4%
38,100	Applera Corp. – Applied Biosystems Group	796,671
8,900	Becton, Dickinson & Co.	505,520
70,900	Boston Scientific Corp.*	2,520,495
10,347	Guidant Corp.	746,019
28,700	IMS Health, Inc.	666,127
22,500	Zimmer Holdings, Inc.*	1,802,700

		7,037,532

Health Care Providers & Services – 1.4%
7,000	Aetna, Inc.	873,250
39,500	Cardinal Health, Inc.	2,296,925
84,900	Caremark Rx, Inc.*	3,347,607
22,200	McKesson Corp.	698,412

		7,216,194

Hotels Restaurants & Leisure – 0.2%
31,100	GTECH Holdings Corp.	807,045

Household Durables – 1.7%
65,000	Harman International Industries, Inc.	8,255,000
8,500	The Black & Decker Corp.	750,805

		9,005,805

Household Products – 1.5%
142,500	The Procter & Gamble Co.	7,848,900

The accompanying notes are an integral part of these financial statements.

Statement of Investments (continued)
December 31, 2004

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

Shares

	Description	Value
Common Stocks – (continued)

Household Products – (continued)
Industrial Conglomerates – 4.5%
86,200	3M Co.	$7,074,434
261,600	General Electric Co.	9,548,400
89,400	Reynolds American, Inc.@	7,026,840

		23,649,674

Insurance – 5.6%
12,900	ACE Ltd.	551,475
127,100	Loews Corp.	8,935,130
97,800	MBIA, Inc.	6,188,784
28,300	MetLife, Inc.	1,146,433
5,700	Nationwide Financial Services, Inc.	217,911
174,500	Prudential Financial, Inc.	9,590,520
22,500	The Chubb Corp.	1,730,250
21,139	The St. Paul Travelers Companies, Inc.	783,623

		29,144,126

Internet & Catalog Retail – 2.3%
102,300	eBay, Inc.*	11,895,444

Internet Software & Services – 0.1%
12,825	McAfee, Inc.*	371,027

IT Consulting & Services – 1.2%
98,300	Computer Sciences Corp.*	5,541,171
89,100	Unisys Corp.*	907,038

		6,448,209

Leisure Equipment & Products – 0.3%
24,900	Polaris Industries, Inc.	1,693,698

Media – 3.9%
20,764	Comcast Corp.*	691,026
410,800	Historic Time Warner, Inc.*	7,985,952
18,300	Liberty Media International, Inc.*	846,009
300,500	Viacom, Inc. Class B	10,935,195

		20,458,182

Metals & Mining – 1.0%
16,200	Alcoa, Inc.	509,004
9,800	Newmont Mining Corp.	435,218
79,000	Nucor Corp.	4,134,860

		5,079,082

Multiline Retail – 1.9%
17,200	Costco Wholesale Corp.	832,652
7,472	Dillard’s, Inc.	200,773
41,017	Kmart Holding Corp.*@	4,058,632
94,500	Wal-Mart Stores, Inc.	4,991,490

		10,083,547

Oil & Gas – 7.5%
90,300	Anadarko Petroleum Corp.	5,852,343
183,172	Burlington Resources, Inc.	7,967,982
27,288	ConocoPhillips	2,369,417
106,500	Devon Energy Corp.	4,144,980
146,366	Exxon Mobil Corp.	7,502,721
121,100	Occidental Petroleum Corp.	7,067,396
43,000	Sunoco, Inc.	3,513,530
18,900	Valero Energy Corp.	858,060

		39,276,429

Paper & Forest Products – 0.3%
56,600	Louisiana-Pacific Corp.	1,513,484

Personal Products – 1.9%
224,200	The Gillette Co.	10,039,676

Pharmaceuticals – 8.2%
63,400	Allergan, Inc.	5,139,838
264,300	Johnson & Johnson	16,761,906
120,600	Merck & Co., Inc.	3,876,084
629,405	Pfizer, Inc.	16,924,700

		42,702,528

Real Estate – 0.5%
95,900	Equity Office Properties Trust	2,792,608

Road & Rail – 1.0%
82,800	Burlington Northern Santa Fe Corp.	3,917,268
15,700	Union Pacific Corp.	1,055,825

		4,973,093

Semiconductor Equipment & Products – 2.5%
116,800	Advanced Micro Devices, Inc.*	2,571,936
28,100	Cree, Inc.*@	1,126,248
52,400	Freescale Semiconductor, Inc.*	933,768
69,108	Freescale Semiconductor, Inc. Class B*	1,268,823
353,700	Micron Technology, Inc.*	4,368,195
104,600	Texas Instruments, Inc.	2,575,252

		12,844,222

Software – 5.3%
151,200	Autodesk, Inc.	5,738,040
26,700	BMC Software, Inc.*	496,620
87,000	Cadence Design Systems, Inc.*	1,201,470
700,600	Microsoft Corp.	18,713,026
51,200	Symantec Corp.*	1,318,912

		27,468,068

Specialty Retail – 0.8%
119,300	AutoNation, Inc.*	2,291,753
16,900	Barnes & Noble, Inc.*	545,363
21,000	Limited Brands, Inc.	483,420
21,200	The Home Depot, Inc.	906,088

		4,226,624

Wireless Telecommunication Services – 0.1%
12,600	United States Cellular Corp.*	563,976

TOTAL COMMON STOCKS
(Cost $459,548,409)		$513,206,004

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

Principal	Interest	Maturity
Amount	Rate	Date
			Value
Repurchase Agreement – 1.6%

Joint Repurchase Agreement Account II^
$8,200,000	2.28%	1/3/2005	$8,200,000
Maturity Value $8,201,558
(Cost $8,200,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $467,748,409)			$521,406,004

Shares
	Description	Value
Securities Lending Collateral – 1.6%

8,380,250	Boston Global Investment Trust – Enhanced Portfolio	$8,380,250
(Cost $8,380,250)

TOTAL INVESTMENTS – 101.7%
(Cost $476,128,659)		$529,786,254

*	Non-income producing security.

@	All or portion of security is on loan.

^	Joint repurchase agreement was entered into on December 31, 2004.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II* — At December 31, 2004, the CORE U.S. Equity Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $8,200,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Barclays Capital PLC	$350,000,000	2.28%	01/03/2005	$350,066,500

Barclays Capital PLC	400,000,000	2.30	01/03/2005	400,076,667

Bear Stearns & Co.	500,000,000	2.29	01/03/2005	500,095,417

Greenwich Capital Markets	400,000,000	2.28	01/03/2005	400,076,000

J.P. Morgan Chase & Co.	364,100,000	2.28	01/03/2005	364,169,179

Morgan Stanley & Co.	300,000,000	2.27	01/03/2005	300,056,750

UBS LLC	500,000,000	2.26	01/03/2005	500,094,166

UBS LLC	250,000,000	2.28	01/03/2005	250,047,500

Westdeutsche Landesbank AG	400,000,000	2.28	01/03/2005	400,076,000

TOTAL	$3,464,100,000			$3,464,758,179

*	At December 31, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.52%, due 03/30/2006 to 08/10/2010; Federal Home Loan Mortgage Association, 0.00% to 11.75%, due 02/01/2005 to 11/01/2035; Federal National Mortgage Association, 0.00% to 11.00%, due 12/15/2005 to 01/01/2035 and Government National Mortgage Association, 6.00%, due 12/15/2033.

FUTURES CONTRACTS — At December 31, 2004, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain

S & P 500 Index	107	March 2005	$6,493,295	$38,483

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

Statement of Assets and Liabilities
December 31, 2004

Assets:

Investment in securities, at value (identified cost $467,748,409)	$521,406,004
Securities lending collateral, at value	8,380,250
Cash(a)	661,150
Receivables:
Investment securities sold	15,506,133
Fund shares sold	1,025,693
Variation margin	599,998
Dividends and interest	432,106
Securities lending income	13,818

Total assets	548,025,152

Liabilities:

Due to custodian	2,598,778
Payables:
Investment securities purchased	15,424,787
Payable upon return of securities loaned	8,380,250
Amounts owed to affiliates	296,834
Fund shares repurchased	113,433
Accrued expenses	73,630

Total liabilities	26,887,712

Net Assets:

Paid-in capital	512,639,917
Accumulated undistributed net investment income	61,872
Accumulated net realized loss on investment and futures transactions	(45,260,427)
Net unrealized gain on investments and futures transactions	53,696,078

NET ASSETS	$521,137,440

Total shares of beneficial interest outstanding, par value $0.001 (unlimited shares authorized)	41,968,657
Net asset value, offering and redemption price per share	$12.42

(a)	Represents restricted cash relating to initial margin requirements and collateral on futures transactions.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

Statement of Operations
For the Year Ended December 31, 2004

Investment income:

Dividends	$8,492,131
Interest (including securities lending income of $65,536)	136,287

Total income	8,628,418

Expenses:

Management fees	3,003,641
Transfer Agent fees	171,637
Custody and accounting fees	88,414
Professional fees	42,112
Printing fees	33,435
Trustee fees	14,439
Other	11,152

Total expenses	3,364,830

Less — expense reductions	(131,818)

Net expenses	3,233,012

NET INVESTMENT INCOME	5,395,406

Realized and unrealized gain on investment and futures transactions:

Net realized gain from:
Investment transactions	51,495,581
Futures transactions	380,425
Net change in unrealized gain on:
Investments	5,834,750
Futures	7,093

Net realized and unrealized gain on investment and futures transactions	57,717,849

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$63,113,255

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	December 31, 2004	December 31, 2003
From operations:

Net investment income	$5,395,406	$1,327,907
Net realized gain on investment and futures transactions	51,876,006	1,301,741
Net change in unrealized gain on investments and futures	5,841,843	45,731,567

Net increase in net assets resulting from operations	63,113,255	48,361,215

Distributions to shareholders:

From net investment income	(5,358,837)	(1,302,647)

From share transactions:

Proceeds from sales of shares	113,401,573	33,376,750
Proceeds in connection with merger	—	172,009,752
Reinvestment of dividends and distributions	5,358,837	1,302,647
Cost of shares repurchased	(38,402,436)	(14,161,752)

Net increase in net assets resulting from share transactions	80,357,974	192,527,397

TOTAL INCREASE	138,112,392	239,585,965

Net assets:

Beginning of year	383,025,048	143,439,083

End of year	$521,137,440	$383,025,048

Accumulated undistributed net investment income	$61,872	$25,303

Summary of share transactions:

Shares sold	9,833,811	3,484,303
Shares issued in connection with merger	—	16,120,873
Shares issued on reinvestment of dividends and distributions	433,562	123,709
Shares repurchased	(3,365,832)	(1,564,060)

TOTAL INCREASE	6,901,541	18,164,825

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from											Ratios assuming no
		investment operations			Distributions to shareholders								expense reductions

			Net									Ratio of	Ratio of	Ratio of
	Net asset		realized			From		Net asset		Net assets	Ratio of	net investment	total	net investment
	value,	Net	and	Total from	From net	net		value,		at end	net expenses	income	expenses	income	Portfolio
	beginning	investment	unrealized	investment	investment	realized	Total	end of	Total	of year	to average	to average	to average	to average	turnover
	of year	income(b)	gain (loss)	operations	income	gain	distributions	year	return(a)	(in 000s)	net assets	net assets	net assets	net assets	rate

For the Years ended December 31,

2004	$10.92	$0.14	$1.49	$1.63	$(0.13)	$—	$(0.13)	$12.42	14.94%	$521,137	0.75%	1.26%	0.78%	1.23%	128%
2003	8.49	0.07	2.43	2.50	(0.07)	—	(0.07)	10.92	29.47	383,025	0.85	0.79	0.85	0.79	92
2002	10.94	0.06	(2.45)	(2.39)	(0.06)	—	(0.06)	8.49	(21.89)	143,439	0.85	0.60	0.86	0.59	84
2001	12.48	0.05	(1.54)	(1.49)	(0.05)	—	(0.05)	10.94	(11.94)	163,904	0.81	0.48	0.82	0.47	72
2000	13.98	0.11	(1.46)	(1.35)	(0.08)	(0.07)	(0.15)	12.48	(9.62)	139,303	0.85	0.87	0.87	0.85	32

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.
(b)	Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

Notes to Financial Statements
December 31, 2004

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs CORE U.S. Equity Fund (the “Fund”). The Fund is a diversified portfolio under the Act.
     Shares of the Trust may be purchased and held by separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Trust are not offered directly to the general public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in securities traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

B. Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gains distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gains, or from paid-in-capital.
     In addition, distributions paid by the Fund’s investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Fund as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, an equity REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital, and is generally not taxable to shareholders.

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line or pro rata basis depending upon the nature of the expense.

E. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued

12

Notes to Financial Statements (continued)
December 31, 2004

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

G. Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

3. AGREEMENTS

GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly, at an annual rate equal to 0.70% of the average daily net assets of the Fund. Effective June 1, 2004, GSAM voluntarily agreed to waive a portion of its Management Fee for the Fund, equal to an annual percentage rate of 0.05% of the Fund’s average daily net assets. For the year ended December 31, 2004, GSAM waived Management Fees of approximately $130,900.
     GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management Fees, Transfer Agent fees and expenses, taxes, interest, brokerage fees, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.16% of the average daily net assets of the Fund. GSAM has agreed to maintain this expense limitation reductions through June 30, 2005. Such expense reimbursement, if any, is computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for

13

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

3. AGREEMENTS (continued)
prior fiscal year expense reimbursements, if any. For the year ended December 31, 2004, GSAM made no reimbursements to the Fund.
     The Fund has entered into certain offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. For the year ended December 31, 2004, custody fees were reduced by approximately $900.
     Goldman Sachs also serves as Transfer Agent of the Fund for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate of 0.04% of the average daily net assets of the Fund. Goldman Sachs serves as the distributor of the Fund’s shares at no cost to the Fund.
     At December 31, 2004, amounts owed to affiliates were approximately $279,600 and $17,200 for Management and Transfer Agent fees, respectively.

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds of sales and maturities of long term securities for the year ended December 31, 2004, were $618,164,199 and $543,124,662, respectively.
     For the year ended December 31, 2004, Goldman Sachs earned approximately $6,200 in brokerage commissions from futures transactions executed on behalf of the Fund.

5. SECURITIES LENDING

Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through its securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the year ended December 31, 2004, is reported parenthetically on the Statement of Operations. A portion of this amount, $257 represents compensation earned by the Fund from lending its securities to Goldman Sachs. For the year ended December 31, 2004, BGA earned $11,564 in fees as securities lending agent. At December 31, 2004, the Fund loaned securities having a market value of $8,164,890 collateralized by cash in the amount of $8,380,250. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

6. LINE OF CREDIT FACILITY

The Fund participates in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, the Fund must own securities having a market value in excess of 300% (400% prior to May 26, 2004) of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. This committed facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. During the year ended December 31, 2004, the Fund did not have any borrowings under this facility.

14

Notes to Financial Statements (continued)
December 31, 2004

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

7. ADDITIONAL TAX INFORMATION

The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 were as follows:

	For the year ended December 31,

	2004	2003

Distributions paid from:
Ordinary income	$5,358,837	$1,302,647

Total taxable distributions	$5,358,837	$1,302,647

As of December 31, 2004, the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed ordinary income — net	$61,872
Capital loss carryforward:*
Expiring 2009	(14,471,666)
Expiring 2010	(27,610,289)
Expiring 2011	(2,163,043)

Total capital loss carryforward	(44,244,998)
Unrealized gains — net	52,680,649

Total accumulated earnings — net	$8,497,523

* Utilization of these losses may be limited under the Internal Revenue Code.

At December 31, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax cost	$477,105,605

Gross unrealized gain	58,583,356
Gross unrealized loss	(5,902,707)

Net unrealized security gain	$52,680,649

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, financial futures contracts and return of capital distributions from underlying securities.

8. CERTAIN RECLASSIFICATIONS

In order to present certain components of the Fund’s capital accounts on a tax basis, certain reclassifications have been recorded to the Fund’s accounts. The Fund reclassified $14,702 from paid-in capital to accumulated net realized loss on investment and futures transactions. This reclassification has no impact on the net asset value of the Fund. Reclassifications result primarily from the difference in the tax treatment of adjustments related to prior year merger activity.

9. MERGERS AND REORGANIZATIONS

At a meeting held on September 18, 2003, the Board of Trustees of the Trust approved (i) an Agreement and Plan of Reorganization (the “Protective Agreement”) providing for the tax-free acquisition of the CORE U.S. Equity Fund of Protective Investment Company by the Fund. The acquisition was completed on December 19, 2003 following the approval of the Protective Fund shareholders on December 9, 2003.

15

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

9. MERGERS AND REORGANIZATIONS (continued)
     Pursuant to the Protective Agreement, the assets and liabilities of the Protective CORE U.S. Equity Fund were transferred to the Fund in a tax-free exchange for shares of the Fund as follows:

			Acquired Fund’s
	Exchanged Shares	Value of	Shares Outstanding
Survivor/Acquired Fund	of Survivor Issued	Exchanged Shares	as of December 19,2003

CORE U.S. Equity/ Protective CORE U.S. Equity	16,120,873	$172,009,752	10,870,914

     The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Acquired Fund’s unrealized appreciation (depreciation) and capital loss carryforwards.

Survivor Fund’s
	Survivor Fund’s	Acquired Fund’s	Acquired Fund’s		Aggregate Net
	Aggregate Net	Aggregate Net	Unrealized	Acquired Fund’s	Assets
	Assets before	Assets before	Appreciation/	Capital Loss	immediately
Survivor/Acquired Fund	acquisition	acquisition	(Depreciation)	Carryforward*	after acquisition

CORE U.S. Equity/ Protective CORE U.S. Equity	$200,597,059	$172,009,752	$16,701,292	$(44,043,207)	$372,606,811

*	For U.S. federal income tax purposes, certain limitations may apply to the utilization of the Acquired Fund’s capital loss carryforwards.

16

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Goldman Sachs Variable Insurance Trust

We have audited the accompanying statement of assets and liabilities of Goldman Sachs CORE U.S. Equity Fund (one of the funds comprising the Goldman Sachs Variable Insurance Trust) (the “Fund”), including the statement of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Goldman Sachs CORE U.S. Equity Fund at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 9, 2005

17

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

Fund Expenses (Unaudited) — Six Month Period Ended December 31, 2004

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 through December 31, 2004.

Actual Expenses — The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

			Expenses Paid
			for the
	Beginning	Ending Account	6 months
	Account Value	Value	ended
	7/1/04	12/31/04	12/31/04*

Actual	$1,000.00	$1,083.00	$3.88
Hypothetical 5% return	1,000.00	1,021.41 +	3.77

*	Expenses are calculated using the Fund’s annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended December 31, 2004. Expenses are calculated by multiplying the annualized expense ratio by the average account value for such period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half year may differ from expense ratios based on one-year data in the Financial Highlights. The annualized net expense ratio for the period was 0.74%.

+	Hypothetical expenses are based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses.

18

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

Trustees and Officers (Unaudited)

Independent Trustees

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

Ashok N. Bakhru Age: 62	Chairman & Trustee	Since 1991	President, ABN Associates (July 1994-March 1996 and November 1998-Present); Executive Vice President—Finance and Administration and Chief Financial Officer, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996-November 1998); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989-Present); Member of Cornell University Council (1992-Present); Trustee of the Walnut Street Theater (1992-Present); Trustee, Scholarship America (1998-Present); Director, Private Equity Investors—III and IV (November 1998-Present), and Equity-Limited Investors II (April 2002-Present); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000-2003).

			Chairman of the Board and Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

John P. Coblentz, Jr. Age: 63	Trustee	Since 2003	Partner, Deloitte & Touche LLP (June 1975-May 2003). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

Patrick T. Harker Age: 46	Trustee	Since 2000	Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000-Present); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999-Present); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997-August 2000). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

Mary P. McPherson Age: 69	Trustee	Since 1997	Vice President, The Andrew W. Mellon Foundation (provider of grants for conservation, environmental and educational purposes) (October 1997-Present); Director, Smith College (1998-Present); Director, Josiah Macy, Jr. Foundation (health educational programs) (1977-Present); Director, Philadelphia Contributionship (insurance) (1985-Present); Director Emeritus, Amherst College (1986-1998); Director, The Spencer Foundation (educational research) (1993-February 2003); member of PNC Advisory Board (banking) (1993-1998); and Director, American School of Classical Studies in Athens (1997-Present).

			Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

Wilma J. Smelcer Age: 55	Trustee	Since 2001	Chairman, Bank of America, Illinois (banking) (1998-January 2001); and Governor, Board of Governors, Chicago Stock Exchange (national securities exchange) (April 2001-April 2004). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	Lawson Products Inc. (distributor of industrial products).

Richard P. Strubel Age: 65	Trustee	Since 1987	Vice Chairman and Director, Unext, Inc. (provider of educational services via the internet) (2003-Present); President, COO and Director, Unext, Inc. (1999-2003); Director, Cantilever Technologies, Inc. (a private software company) (1999-Present); Trustee, The University of Chicago (1987-Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990-1999). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	Gildan Activewear Inc. (an activewear clothing marketing and manufacturing company); Unext, Inc. (provider of educational services via the internet); Northern Mutual Fund Complex (53 Portfolios).

19

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

Trustees and Officers (Unaudited) (continued)

Interested Trustees

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

*Alan A. Shuch Age: 55	Trustee	Since 1990	Advisory Director—GSAM (May 1999-Present); Consultant to GSAM (December 1994-May 1999); and Limited Partner, Goldman Sachs (December 1994-May 1999). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

*Kaysie P. Uniacke Age: 43	Trustee & President	Since 2001 Since 2002	Managing Director, GSAM (1997-Present). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies). President—Goldman Sachs Mutual Fund Complex (2002- Present) (registered investment companies). Assistant Secretary—Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).	63	None

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, One New York Plaza, 37th Floor, New York, New York, 10004, Attn: Howard B. Surloff.
[2]	The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997.
[3]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the date the Trustee attains the age of 72 years (in accordance with the current resolutions of the Board of Trustees, which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust.
[4]	The Goldman Sachs Mutual Fund Complex consists of the Trust and Goldman Sachs Variable Insurance Trust. As of December 31, 2004, the Trust consisted of 57 portfolios, including the Funds described in this Annual Report, and Goldman Sachs Variable Insurance Trust consisted of 6 portfolios.
[5]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-292-4726

20

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

Officers of the Trust* (Unaudited)

Term of
Office and
	Position(s) Held	Length of
Name, Address And Age	With the Trust	Time Served[1]	Principal Occupation(s) During Past 5 Years

Kaysie P. Uniacke 32 Old Slip New York, NY 10005 Age: 43	President & Trustee	Since 2002 Since 2001	Managing Director, GSAM (1997-Present).

Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).

President—Goldman Sachs Mutual Fund Complex (registered investment companies).

Assistant Secretary—Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).

James A. Fitzpatrick 4900 Sears Tower Chicago, IL 60606 Age: 44	Vice President	Since 1997	Managing Director, Goldman Sachs (October 1999-Present); and Vice President of GSAM (April 1997-December 1999). Vice President—Goldman Sachs Mutual Fund Complex (registered investment companies).

James A. McNamara 32 Old Slip New York, NY 10005 Age: 42	Vice President	Since 2001	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

Vice President—Goldman Sachs Mutual Fund Complex (registered investment companies).

Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies) (December 2002-May 2004).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 40	Treasurer	Since 1997	Managing Director, Goldman Sachs (November 2003-Present) and Vice President, Goldman Sachs (July 1995-November 2003). Treasurer—Goldman Sachs Mutual Fund Complex (registered investment companies).

Howard B. Surloff One New York Plaza 37th Floor New York, NY 10004 Age: 39	Secretary	Since 2001	Managing Director, Goldman Sachs (November 2002-Present); Associate General Counsel, Goldman Sachs and General Counsel to the U.S. Funds Group (December 1997-Present).

Secretary—Goldman Sachs Mutual Fund Complex (registered investment companies) (2001-Present) and Assistant Secretary prior thereto.

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

Goldman Sachs Variable Insurance Trust COREsm U.S. Equity Fund — Tax

Information (Unaudited)

For the year ended December 31, 2004, 100% of the dividends paid from net investment company taxable income by the Fund qualify for the dividends received deduction available to corporations.

21

Trustees and Officers (Unaudited) (continued)

TRUSTEES	OFFICERS
Ashok N. Bakhru, Chairman	Kaysie P. Uniacke, President
John P. Coblentz, Jr.	James A. Fitzpatrick, Vice President
Patrick T. Harker	James A. McNamara, Vice President
Mary Patterson McPherson	John M. Perlowski, Treasurer
Alan A. Shuch	Howard B. Surloff, Secretary
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke

GOLDMAN, SACHS & CO. Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our internet address: www.gs.com/funds to obtain the most recent month-end returns.

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“the Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus for the Fund. Please consider the Fund’s objectives, risks and charges and expenses, and read the Prospectus carefully before investing.

Holdings are as of December 31, 2004 and are subject to change in the future. Fund holdings of stocks or bonds should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

The Fund is subject to the risk of rising and falling stock prices. In recent years, the U.S. stock market has experienced substantial price volatility.

COREsm is a service mark of Goldman, Sachs & Co.

Toll Free (in U.S.): 800-292-4726

This report is prepared for the general information of contract owners and is not an offer of shares of the Goldman Sachs Variable Insurance Trust: COREsm U.S. Equity Fund.

© Copyright 2005 Goldman, Sachs & Co. All rights reserved. Date of first use: February 18, 2005

VITCOREUSAR

Goldman
Sachs Variable Insurance Trust
GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, NEW YORK, NEW YORK 10005
CORESM Small Cap Equity Fund

Annual Report
December 31, 2004

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Shareholder Letter

Dear Shareholders:

This report provides an overview on the performance of the Goldman Sachs Variable Insurance Trust — CORE Small Cap Equity Fund during the one-year reporting period that ended December 31, 2004.

Market Review

Value stocks outperformed their growth counterparts by a large margin in 2004, with the Russell 1000 Value Index returning 16.49% versus the Russell 1000 Growth Index return of 6.30%. Small-cap stocks also significantly outperformed large-cap stocks as the Russell 2000 Index and Russell 1000 Index returned 18.33% and 11.40%, respectively. This was largely due to small-cap Financials and Energy stocks outpacing their larger counterparts. The S&P 500 Index returned 10.88% over the one-year reporting period ended December 31, 2004, driven by strong returns towards the end of the year. Within the Index, the Energy (+31.6%) and Utilities (+24.7%) sectors experienced the largest absolute gains, while the top-weighted Financials sector (+10.9%) contributed most (weight times performance) for the period.

Investment Objective

The Fund seeks long-term growth of capital. The Fund seeks this objective through a broadly diversified portfolio of equity investments of U.S. issuers.

Portfolio Composition

Top 10 Portfolio Holdings as of December 31, 2004*

		% of
Company	Business	Net Assets

Silicon Valley Bancshares	Banks	1.5%
Veritas DGC, Inc.	Energy Equipment & Services	1.5
Stage Stores, Inc.	Specialty Retail	1.5
InfoSpace, Inc.	Internet Software & Services	1.5
Anixter International, Inc.	Electronic Equipment & Instruments	1.5
The Houston Exploration Co.	Oil & Gas	1.4
LandAmerica Financial Group, Inc.	Insurance	1.4
Websense, Inc.	Internet Software & Services	1.4
American Greetings Corp.	Household Durables	1.4
Cree, Inc.	Semiconductor Equipment & Products	1.4

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. Fund holdings of stocks or bonds should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

1

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Performance Review

Over the one-year period that ended December 31, 2004, the Fund generated a cumulative total return of 16.33%. Over the same time period, the Fund’s benchmark, the Russell 2000 Index (with dividends reinvested) generated a cumulative total return of 18.33%.

As these absolute returns indicate, the small-cap equity market continued to rise throughout 2004. The Fund underperformed its benchmark for the period, for the following reasons: Although the CORE investment themes performed well in the broad equity universe, certain themes worked well among large-cap stocks but not among small-cap stocks during the fiscal year. For example, the Momentum and Earnings Quality themes were not successful for the Russell 2000 benchmark holdings.

Of the CORE themes, Earnings Quality and Valuation were the biggest positive contributors to the Fund’s relative returns, as companies with cash-based sources of earnings outperformed their industry counterparts. Profitability, Momentum and Analyst Sentiment also added value, while Management Impact was only slightly positive. To learn more about the CORE investment philosophy and themes, please refer to the Fund’s prospectus.

Stock selection was negative overall across sectors, and was least successful in the Consumer Discretionary and Information Technology sectors. The Fund’s holdings in the Consumer Staples sector outperformed their peers in the benchmark, but did not offset the losses felt elsewhere.

In managing the CORE products, we do not make size or sector bets. We hope to add value versus the Fund’s Index through individual stock selection. Our quantitative process seeks out stocks with good momentum that also appear to be good values. We prefer stocks about which fundamental research analysts are becoming more positive, and companies with strong profit margins, sustainable earnings, and that use their capital to enhance shareholder value. These factors are not highly correlated to each other, which diversifies the Fund’s sources of returns.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Quantitative Equity Management Team

January 19, 2005

2

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Shareholder Letter (continued)

SECTOR ALLOCATION AS OF DECEMBER 31, 2004†

Percentage of Portfolio Investments

† The Fund is actively managed and, as such, its composition may differ over time. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding repurchase agreements, securities lending collateral and cash).

This Sector Allocation chart is provided for your reference. This new information has been included in response to recent rule and form amendments made by the Securities and Exchange Commission.

3

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Performance Summary
December 31, 2004

The following graph shows the value as of December 31, 2004, of a $10,000 investment made February 13, 1998 (commencement of operations). For comparative purposes, the performance of the Fund’s benchmark, the Russell 2000 Index (with dividends reinvested), is shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects Fund level expenses but does not reflect fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Fund as an investment option for any contract or policy. Had performance reflected all of those fees and expenses, performance would have been reduced. Performance also would have been reduced had expense limitations not been in effect. In addition to the investment adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a Fund.

CORE Small Cap Equity Fund’s Lifetime Performance

Growth of a $10,000 investment, Distributions Reinvested from February 13, 1998 to December 31, 2004.

	Since Inception	Five Years	One Year

Average Annual Total Return Through December 31, 2004

CORE Small Cap Equity Fund (commenced February 13, 1998)	7.42%	8.95%	16.33%

4

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Statement of Investments
December 31, 2004

Shares	Description	Value
Common Stocks – 99.7%

Aerospace & Defense – 0.8%
6,600	Curtiss-Wright Corp.	$378,906
4,800	Kaman Corp.	60,720
20,800	Orbital Sciences Corp.*	246,064
22,100	United Industrial Corp.@	856,154

		1,541,844

Air Freight & Couriers – 0.1%
6,300	EGL, Inc.*	188,307

Airlines – 0.8%
42,100	Alaska Air Group, Inc.*	1,409,929
15,100	Continental Airlines, Inc. Class B*	204,454

		1,614,383

Auto Components – 0.3%
16,000	American Axle & Manufacturing Holdings, Inc.	490,560

Banks – 7.6%
52,800	Bank of Hawaii Corp.	2,679,072
6,800	Berkshire Hills Bancorp, Inc.	252,620
7,400	Cathay General Bancorp.	277,500
3,000	City National Corp.	211,950
21,000	Corus Bankshares, Inc.	1,008,210
8,000	CVB Financial Corp.	212,480
19,300	East West Bancorp, Inc.	809,828
6,000	First Bancorp.	381,060
4,000	First Citizens Bancshares, Inc.	593,000
2,500	First Financial Bankshares, Inc.	112,025
14,700	Hancock Holding Co.	491,862
7,500	Hanmi Financial Corp.	269,550
10,600	Hibernia Corp.	312,806
3,100	IBERIABANK Corp.	205,716
8,700	Nara Bancorp, Inc.	185,049
6,820	Oriental Financial Group, Inc.	193,074
7,588	Pacific Capital Bancorp.	257,916
30,200	PFF Bancorp, Inc.	1,399,166
9,200	Provident Bankshares Corp.	334,604
15,070	Republic Bancorp, Inc.	230,270
66,300	Silicon Valley Bancshares*	2,971,566
12,095	Texas Regional Bancshares, Inc.	395,265
6,510	U.S.B. Holding Co., Inc.	162,099
10,470	UMB Financial Corp.	593,230
1,200	WSFS Financial Corp.	72,384

		14,612,302

Beverages – 0.1%
10,300	The Boston Beer Co., Inc.*	219,081

Biotechnology – 5.4%
21,200	Albany Molecular Research, Inc.*	236,168
87,100	Applera Corp. - Celera Genomics Group*	1,197,625
3,800	Cephalon, Inc.*	193,344
14,800	Charles River Laboratories International, Inc.*	680,948
98,800	Enzon Pharmaceuticals, Inc.*	1,355,536
41,400	Gen-Probe, Inc.*	1,871,694
57,100	Kos Pharmaceuticals, Inc.*@	2,149,244
15,300	Maxygen, Inc.*	195,687
53,600	United Therapeutics Corp.*	2,420,040

		10,300,286

Building Products – 1.6%
27,400	Crane Co.	790,216
25,750	Griffon Corp.*	695,250
32,800	USG Corp.*@	1,320,856
7,200	Watsco, Inc.	253,584

		3,059,906

Chemicals – 0.7%
16,700	Arch Chemicals, Inc.	480,626
30,200	NewMarket Corp.*	600,980
5,200	The Lubrizol Corp.	191,672

		1,273,278

Commercial Services & Supplies – 3.5%
46,600	Arbitron, Inc.*	1,825,788
22,700	Century Business Services, Inc.*	98,972
21,100	Coinstar, Inc.*	566,113
24,800	Consolidated Graphics, Inc.*	1,138,320
19,200	Convergys Corp.*	287,808
15,100	Imagistics International, Inc.*	508,266
10,700	ITT Educational Services, Inc.*	508,785
6,600	NCO Group, Inc.*	170,610
12,900	Pre-Paid Legal Services, Inc.@	484,395
10,800	SOURCECORP, Inc.*	206,388
43,400	Spherion Corp.*	364,560
61,100	TeleTech Holdings, Inc.*	592,059

		6,752,064

Communications Equipment – 2.0%
77,500	Aspect Communications Corp.*	863,350
26,000	Audiovox Corp.*	410,280
43,000	C-COR.net Corp.*	399,900
110,300	CommScope, Inc.*	2,084,670
45,000	Optical Communication Products, Inc.*	112,500

		3,870,700

Computers & Peripherals – 1.9%
161,300	InFocus Corp.*	1,477,508
41,400	Intergraph Corp.*	1,114,902
50,800	Komag, Inc.*	954,024

		3,546,434

Construction & Engineering – 1.3%
9,600	Granite Construction, Inc.	255,360
42,700	Integrated Electrical Services, Inc.*	206,668
51,500	Washington Group International, Inc.*	2,124,375

		2,586,403

Construction Materials – 0.5%
14,200	Texas Industries, Inc.	885,796

Distributors – 1.4%
55,100	Handleman Co.	1,183,548
50,800	WESCO International, Inc.*	1,505,712

		2,689,260

Diversified Financials – 3.0%
21,300	Advanta Corp. Class B	516,951
30,500	CharterMac	745,420
8,100	Commercial Capital Bancorp, Inc.	187,758

5      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Diversified Financials – (continued)
60,000	CompuCredit Corp.*	$1,640,400
24,400	eSPEED, Inc.*	301,828
23,200	Friedman, Billings, Ramsey Group, Inc.	449,848
3,900	Gabelli Asset Management, Inc.@	189,228
15,700	Jackson Hewitt Tax Service, Inc.	396,425
26,800	Knight Trading Group, Inc.*	293,460
40,100	World Acceptance Corp.*	1,103,151

		5,824,469

Diversified Telecommunication Services – 0.5%
13,300	Commonwealth Telephone Enterprises, Inc.*	660,478
8,900	Golden Telecom, Inc.	235,138

		895,616

Electric Utilities – 2.7%
15,100	IDACORP, Inc.	461,607
33,800	Northeast Utilities	637,130
57,500	NRG Energy, Inc.*	2,072,875
197,500	Sierra Pacific Resources*@	2,073,750

		5,245,362

Electrical Equipment – 0.8%
31,800	Paxar Corp.*	705,006
5,000	The Genlyte Group, Inc.*	428,400
5,800	Woodward Governor Co.	415,338

		1,548,744

Electronic Equipment & Instruments – 3.5%
78,400	Anixter International, Inc.	2,821,616
17,500	Coherent, Inc.*	532,700
12,800	CyberOptics Corp.*	190,336
20,800	Ingram Micro, Inc.*	432,640
15,900	Littelfuse, Inc.*	543,144
38,200	MTS Systems Corp.	1,291,542
20,000	Teledyne Technologies, Inc.*	588,600
15,700	Vishay Intertechnology, Inc.*	235,814

		6,636,392

Energy Equipment & Services – 2.2%
38,400	Universal Compression Holdings, Inc.*	1,340,544
129,000	Veritas DGC, Inc.*	2,890,890

		4,231,434

Food & Drug Retailing – 2.1%
11,301	Flowers Foods, Inc.	356,886
28,300	Longs Drug Stores Corp.	780,231
42,100	Nash-Finch Co.	1,589,696
9,000	Performance Food Group Co.*	242,190
73,600	Rite Aid Corp.*	269,376
92,200	Terra Industries, Inc.*@	818,736

		4,057,115

Food Products – 1.8%
11,400	American Italian Pasta Co.	265,050
10,300	Corn Products International, Inc.	551,668
4,000	J & J Snack Foods Corp.	196,120
35,400	Pilgrim’s Pride Corp.	1,086,072
40,900	USANA Health Sciences, Inc.*@	1,398,780

		3,497,690

Health Care Equipment & Supplies – 2.6%
9,800	Advanced Medical Optics, Inc.*	403,172
4,700	American Medical Systems Holdings, Inc.*	196,507
29,700	Applera Corp. - Applied Biosystems Group	621,027
3,300	Bio-Rad Laboratories, Inc.*	189,321
3,800	Biosite, Inc.*@	233,852
13,000	Dade Behring Holdings, Inc.*	728,000
18,500	Haemonetics Corp.*	669,885
7,100	Hologic, Inc.*	195,037
47,400	Immucor, Inc.*	1,114,374
6,600	Mentor Corp.	222,684
17,300	Noven Pharmaceuticals, Inc.*	295,138
10,700	Nutraceutical International Corp.*	164,887

		5,033,884

Health Care Providers & Services – 4.5%
24,400	Apria Healthcare Group, Inc.*	803,980
49,300	First Horizon Pharmaceutical Corp.*	1,128,477
17,800	Genesis HealthCare Corp.*	623,534
71,400	Kindred Healthcare, Inc.*	2,138,430
10,700	RehabCare Group, Inc.*	299,493
37,600	Sierra Health Services, Inc.*	2,072,136
101,800	Stewart Enterprises, Inc.*	711,582
18,800	Universal Health Services, Inc. Class B	836,600

		8,614,232

Hotels Restaurants & Leisure – 3.7%
10,500	CEC Entertainment, Inc.*	419,685
27,800	Choice Hotels International, Inc.	1,612,400
31,400	CKE Restaurants, Inc.*	455,614
41,600	Dave & Buster’s, Inc.*	840,320
57,000	GTECH Holdings Corp.	1,479,150
10,300	Jack in the Box, Inc.*	379,761
11,800	Landry’s Restaurants, Inc.	342,908
7,000	Lone Star Steakhouse & Saloon, Inc.	196,000
42,100	Papa John’s International, Inc.*@	1,449,924

		7,175,762

Household Durables – 2.2%
107,800	American Greetings Corp.	2,732,730
32,000	Applica, Inc.*	193,600
9,700	Ethan Allen Interiors, Inc.	388,194
21,600	Kimball International, Inc. Class B	319,896
22,500	La-Z-Boy, Inc.	345,825
3,300	The Toro Co.	268,455

		4,248,700

Insurance – 3.6%
6,200	Argonaut Group, Inc.*	131,006
6,500	FBL Financial Group, Inc.	185,575
50,900	LandAmerica Financial Group, Inc.	2,745,037
1,300	National Western Life Insurance Co.*	216,593

The accompanying notes are an integral part of these financial statements.       6

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Statement of Investments (continued)
December 31, 2004

Shares	Description	Value
Common Stocks – (continued)

Insurance – (continued)
53,600	Stewart Information Services Corp.	$2,232,440
5,900	The Midland Co.	184,493
23,700	Zenith National Insurance Corp.	1,181,208

		6,876,352

Internet & Catalog Retail – 1.0%
62,600	Coldwater Creek, Inc.*	1,932,462

Internet Software & Services – 3.9%
242,200	CMGI, Inc.*	617,610
6,500	Digital River, Inc.*	270,465
13,300	FileNET Corp.*	342,608
59,400	InfoSpace, Inc.*	2,824,470
7,600	McAfee, Inc.*	219,868
26,300	Sohu.com, Inc.*	465,773
54,000	Websense, Inc.*	2,738,880

		7,479,674

IT Consulting & Services – 1.4%
41,100	Acxiom Corp.	1,080,930
62,800	Agilysys, Inc.	1,076,392
29,200	Keane, Inc.*	429,240

		2,586,562

Leisure Equipment & Products – 0.4%
10,300	Arctic Cat, Inc.	273,156
6,400	Polaris Industries, Inc.	435,328

		708,484

Machinery – 2.0%
6,700	Albany International Corp.	235,572
6,600	Applied Industrial Technologies, Inc.	180,840
8,000	CIRCOR International, Inc.	185,280
44,900	EnPro Industries, Inc.*	1,327,693
10,300	NACCO Industries, Inc.	1,085,620
11,000	Stewart & Stevenson Services, Inc.	222,530
5,700	Tennant Co.	226,005
11,300	Wabash National Corp.*	304,309

		3,767,849

Media – 1.1%
35,400	Hearst-Argyle Television, Inc.	933,852
12,500	Insight Communications Co., Inc.*	115,875
13,100	Journal Communications, Inc.	236,717
3,000	Pulitzer, Inc.	194,550
10,700	The Liberty Corp.	470,372
14,000	World Wrestling Entertainment, Inc.	169,820

		2,121,186

Metals & Mining – 4.6%
41,500	Carpenter Technology Corp.	2,426,090
8,100	Gibraltar Industries, Inc.	191,322
39,900	Hecla Mining Co.*	232,617
56,200	Metals USA, Inc.*	1,042,510
20,400	Quanex Corp.	1,398,828
26,100	RTI International Metals, Inc.*	536,094
152,800	Ryerson Tull, Inc.	2,406,600
67,900	USEC, Inc.	657,951

		8,892,012

Multiline Retail – 0.6%
58,700	Shopko Stores, Inc.*	1,096,516

Oil & Gas – 1.9%
8,600	Cimarex Energy Co.*	325,940
4,800	Petroleum Development Corp.*	185,136
5,400	Pogo Producing Co.	261,846
49,300	The Houston Exploration Co.*	2,776,083

		3,549,005

Paper & Forest Products – 0.7%
48,000	Louisiana-Pacific Corp.	1,283,520

Personal Products – 0.4%
14,900	Mannatech, Inc.@	283,696
21,200	Nu Skin Enterprises, Inc.	538,056

		821,752

Pharmaceuticals – 1.3%
92,600	Alpharma, Inc.	1,569,570
7,900	Par Pharmaceutical Cos., Inc.*	326,902
37,400	Perrigo Co.	645,898

		2,542,370

Real Estate – 7.3%
37,700	American Home Mortgage Investment Corp.	1,291,225
9,800	Bedford Property Investors, Inc.	278,418
16,400	Brookfield Homes Corp.	555,960
69,700	Capstead Mortgage Corp.@	734,638
41,600	Commercial Net Lease Realty	856,960
59,400	Cousins Properties, Inc.	1,798,038
26,200	Entertainment Properties Trust	1,167,210
9,000	Glenborough Realty Trust, Inc.	191,520
5,700	Healthcare Realty Trust, Inc.	231,990
14,100	Heritage Property Investment Trust	452,469
25,800	Highland Hospitality Corp.	289,992
69,700	HRPT Properties Trust	894,251
85,000	La Quinta Corp.*	772,650
28,200	National Health Investors, Inc.	822,876
8,100	Nationwide Health Properties, Inc.	192,375
33,700	New Century Financial Corp.	2,153,767
72,500	Senior Housing Properties Trust	1,373,150

		14,057,489

Road & Rail – 1.1%
8,800	Covenant Transport, Inc.*	183,216
48,600	Dollar Thrifty Automotive Group, Inc.*	1,467,720
2,600	Landstar System, Inc.*	191,464
13,300	Swift Transportation Co., Inc.*	285,684

		2,128,084

Semiconductor Equipment & Products – 3.2%
123,900	Adaptec, Inc.*	940,401
200,200	Atmel Corp.*	784,784
67,300	Cree, Inc.*@	2,697,384
30,300	OmniVision Technologies, Inc.*@	556,005
47,000	Silicon Image, Inc.*	773,620
16,900	Standard Microsystems Corp.*	301,327

		6,053,521

7      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Software – 2.8%
15,000	ANSYS, Inc.*	$480,900
55,500	Cadence Design Systems, Inc.*	766,455
9,900	Inter-Tel, Inc.	271,062
14,900	Internet Security Systems, Inc.*	346,425
12,000	QAD, Inc.	107,040
105,000	SeaChange International, Inc.*@	1,831,200
6,100	SPSS, Inc.*	95,404
60,800	SS&C Technologies, Inc.	1,255,520
15,500	Sybase, Inc.*	309,225

		5,463,231

Specialty Retail – 3.8%
24,650	Brookstone, Inc.*	481,907
14,500	Circuit City Stores, Inc.	226,780
25,200	Goody’s Family Clothing, Inc.	230,328
8,600	Linens ’n Things, Inc.*	213,280
27,800	Lithia Motors, Inc.	745,596
48,600	Movie Gallery, Inc.	926,802
10,700	Sonic Automotive, Inc.	265,360
68,200	Stage Stores, Inc.*	2,831,664
16,900	The Sports Authority, Inc.*	435,175
48,100	United Rentals, Inc.*	909,090

		7,265,982

Textiles & Apparel – 0.7%
9,600	Brown Shoe Co., Inc.	286,368
67,400	Skechers U.S.A., Inc.*	873,504
7,300	Wolverine World Wide, Inc.	229,366

		1,389,238

Wireless Telecommunication Services – 0.3%
15,000	Boston Communications Group, Inc.*	138,600
4,800	EMS Technologies, Inc.*	79,776
8,900	United States Cellular Corp.*	398,364

		616,740

TOTAL COMMON STOCKS
(Cost $166,018,225)		$191,272,033

Securities Lending Collateral – 7.3%

14,069,800	Boston Global Investment Trust - Enhanced Portfolio
(Cost $14,069,800)		$14,069,800

TOTAL INVESTMENTS — 107.0%
(Cost $180,088,025)		$205,341,833

*	Non-income producing security.

@	All or portion of security is on loan.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2004, the following futures contracts were open as follows:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Gain

Russell 2000 Index	8	March 2005	$523,160	$2,194

The accompanying notes are an integral part of these financial statements.       8

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Statement of Assets and Liabilities
December 31, 2004

Assets:

Investment in securities, at value (identified cost $166,018,225)	$191,272,033
Securities lending collateral, at value	14,069,800
Cash(a)	610,444
Receivables:
Dividends	181,688
Reimbursement from adviser	64,016
Variation margin	27,336
Fund shares sold	26,405
Securities lending income	10,540

Total assets	206,262,262

Liabilities:

Payables:
Payable upon return of securities loaned	14,069,800
Amounts owed to affiliates	126,822
Fund shares repurchased	118,612
Accrued expenses	125,725

Total liabilities	14,440,959

Net Assets:

Paid-in capital	159,355,478
Accumulated undistributed net investment income	19,700
Accumulated net realized gain on investment and futures transactions	7,190,123
Net unrealized gain on investments and futures transactions	25,256,002

NET ASSETS	$191,821,303

Total shares of beneficial interest outstanding, par value $0.001 (unlimited shares authorized)	13,318,067
Net asset value, offering and redemption price per share	$14.40

(a)	A portion represents restricted cash of $350,000 relating to initial margin requirements on futures transactions.

9      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Statement of Operations
For the Year Ended December 31, 2004

Investment income:

Dividends(a)	$1,735,464
Interest (including securities lending income of $141,899)	146,268

Total income	1,881,732

Expenses:

Management fees	1,353,485
Printing fees	141,595
Custody and accounting fees	114,870
Transfer agent fees	72,186
Professional fees	45,112
Trustee fees	14,439
Other	5,216

Total expenses	1,746,903

Less — expense reductions	(122,847)

Net expenses	1,624,056

NET INVESTMENT INCOME	257,676

Realized and unrealized gain (loss) on investment and futures transactions:

Net realized gain (loss) from:
Investment transactions	15,545,596
Futures transactions	(63,767)
Net increase from payment by affiliates to reimburse certain brokerage commissions	32,935
Net change in unrealized gain on:
Investments	11,799,446
Futures	10,922

Net realized and unrealized gain on investment and futures transactions	27,325,132

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,582,808

(a)	Foreign taxes withheld on dividends were $1,382.

The accompanying notes are an integral part of these financial statements.      10

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	December 31, 2004	December 31, 2003

From operations:

Net investment income	$257,676	$227,356
Net realized gain on investment and futures transactions	15,481,829	6,471,097
Net increase from payment by affiliates to reimburse certain brokerage commissions	32,935	—
Net change in unrealized gain on investments and futures transactions	11,810,368	16,297,633

Net increase in net assets resulting from operations	27,582,808	22,996,086

Distributions to shareholders:

From net investment income	(339,002)	(137,156)
From net realized gain	(8,690,421)	(2,020,835)

Total distributions to shareholders	(9,029,423)	(2,157,991)

From share transactions:

Proceeds from sales of shares	8,359,311	9,341,036
Proceeds in connection with merger	—	110,388,436
Reinvestment of dividends and distributions	9,029,423	2,157,991
Cost of shares repurchased	(25,886,127)	(7,965,049)

Net increase (decrease) in net assets resulting from share transactions	(8,497,393)	113,922,414

TOTAL INCREASE	10,055,992	134,760,509

Net assets:

Beginning of year	181,765,311	47,004,802

End of year	$191,821,303	$181,765,311

Accumulated undistributed net investment income	$19,700	$94,148

Summary of share transactions:

Shares sold	616,586	819,502
Shares issued in connection with merger	—	8,651,130
Shares issued on reinvestment of dividends and distributions	629,223	171,678
Shares repurchased	(1,920,659)	(762,948)

NET INCREASE (DECREASE)	(674,850)	8,879,362

11     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from												Ratios assuming no
		investment operations			Distributions to shareholders									expense reductions

			Net										Ratio of	Ratio of	Ratio of
	Net asset		realized			From	From		Net asset		Net assets	Ratio of	net investment	total	net investment
	value,	Net	and	Total from	From net	tax	net		value,		at end	net expenses	income	expenses	income	Portfolio
	beginning	investment	unrealized	investment	investment	return of	realized	Total	end of	Total	of year	to average	to average	to average	to average	turnover
	of year	income(b)	gain (loss)	operations	income	capital	gain	distributions	year	return(a)	(in 000s)	net assets	net assets	net assets	net assets	rate

For the Years Ended December 31,

2004	$12.99	$0.02	$2.10	$2.12	$(0.03)	—	$(0.68)	$(0.71)	$14.40	16.33%	$191,821	0.90%	0.14%	0.97%	0.07%	146%
2003	9.19	0.04	4.18	4.22	(0.03)	—	(0.39)	(0.42)	12.99	46.00	181,765	1.03	0.40	1.25	0.18	141
2002	10.84	0.03	(1.65)	(1.62)	(0.03)	—	—	(0.03)	9.19	(14.97)	47,005	1.04	0.25	1.29	0.00	128
2001	10.40	0.03	0.44	0.47	(0.02)	(0.01)	—	(0.03)	10.84	4.53	54,365	1.00	0.32	1.22	0.10	105
2000	10.60	0.06	0.09	0.15	(0.04)	—	(0.31)	(0.35)	10.40	1.75	40,561	0.99	0.59	1.55	0.03	91

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.
(b)	Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Notes to Financial Statements
December 31, 2004

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs CORE Small Cap Equity Fund (the “Fund”). The Fund is a diversified portfolio under the Act.
     Shares of the Trust may be purchased and held by separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Trust are not offered directly to the general public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in securities traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

B. Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gains distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in-capital.
     In addition, distributions paid by the Fund’s investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Fund as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, an equity REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital, and is generally not taxable to shareholders.

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual fund of the Trust are allocated to the Fund on a straight-line or pro rata basis depending upon the nature of the expense.

E. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

2. SIGNIFICANT ACCOUNTING POLICIES — (continued)
securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements. Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

G. Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

3. AGREEMENTS

GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly, at an annual rate equal to 0.75% of the average daily net assets of the Fund.
     GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management Fees, Transfer Agent fees and expenses, taxes, interest, brokerage fees, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.11% of the average daily net assets of the Fund. GSAM has agreed to maintain this expense limitation reductions through June 30, 2005. Such expense reimbursement, if any, is computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
     For the year ended December 31, 2004, the Fund’s investment adviser has voluntarily agreed to reimburse approximately $123,000 for certain expenses. In addition, the Fund has entered into certain offset arrangements with the custodian resulting

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Notes to Financial Statements (continued)
December 31, 2004

3. AGREEMENTS — (continued)
in a reduction in the Fund’s expenses. For the year ended December 31, 2004, custody fees were reduced by approximately $100.
     Goldman Sachs also serves as the transfer agent of the Fund for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate of 0.04% of the average daily net assets of the Fund. Goldman Sachs serves as the distributor of the Fund’s shares at no cost to the Fund.
     At December 31, 2004, the amounts owed to affiliates were approximately $120,400 and $6,400 for Management and Transfer Agent fees, respectively.

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds of sales and maturities of long term securities for the year ended December 31, 2004, were $265,010,130 and $281,234,777, respectively. For the year ended December 31, 2004, Goldman Sachs earned approximately $1,200 of brokerage commissions from portfolio transactions, including futures transactions, executed on behalf of the Fund.
     GSAM voluntarily made a one-time reimbursement of approximately $38,000 to the Fund for certain brokerage commissions, including interest, paid by the Fund over the course of several years.

5. SECURITIES LENDING

Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through its securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the year ended December 31, 2004, is reported parenthetically on the Statement of Operations. A portion of this amount, $33,648, represents compensation earned by the Fund from lending its securities to Goldman Sachs. For the year ended December 31, 2004, BGA earned $25,038 in fees as securities lending agent. At December 31, 2004, the Fund loaned securities having a market value of $13,649,496 collateralized by cash in the amount of $14,069,800. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. At December 31, 2004, the amount payable to Goldman Sachs upon return of securities loaned is $2,225,450.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

6. LINE OF CREDIT FACILITY

The Fund participates in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, the Fund must own securities having a market value in excess of 300% (400% prior to May 26, 2004) of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. This committed facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. During the year ended December 31, 2004, the Fund did not have any borrowings under this facility.

7. ADDITIONAL TAX INFORMATION

The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 were as follows:

	For the year ended December 31,

	2004	2003

Distributions paid from:
Ordinary income	$2,262,135	$852,662
Net long-term capital gains	6,767,288	1,305,329

Total taxable distributions	$9,029,423	$2,157,991

As of December 31, 2004, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income — net	$4,324,438
Undistributed long-term capital gains	3,039,377

Total undistributed earnings	$7,363,815
Timing differences (related to the recognition of certain REIT dividends for tax purposes)	19,700
Unrealized gains — net	25,082,310

Total accumulated earnings — net	$32,465,825

At December 31, 2004, the Fund’s aggregate security unrealized gains and losses based on a cost for U.S. federal income tax purposes was as follows:

Tax cost	$180,259,523

Gross unrealized gain	27,424,417
Gross unrealized loss	(2,342,107)

Net unrealized security gain	$25,082,310

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and futures contracts.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Notes to Financial Statements (continued)
December 31, 2004

8. CERTAIN RECLASSIFICATIONS

In order to present certain components of the Fund’s capital accounts on a tax basis, certain reclassifications have been recorded to the Fund’s accounts. The Fund reclassified $6,878 from accumulated net realized gain on investment and futures transactions to accumulated undistributed net investment income. This reclassification has no impact on the net asset value of the Fund. Reclassifications result primarily from the difference in the tax treatment of dividend redesignations.

9. MERGERS AND REORGANIZATIONS

At a meeting held on September 18, 2003, the Board of Trustees of the Trust approved (i) an Agreement and Plan of Reorganization (the “Protective Agreement”) providing for the tax-free acquisition of the Small Cap Value Fund of Protective Investment Company by the Fund. The acquisition was completed on December 19, 2003 following the approval of the Protective Fund shareholders on December 9, 2003.
     Pursuant to the Protective Agreement, the assets and liabilities of the Protective Small Cap Value Fund were transferred to the Fund in a tax-free exchange for shares of the Fund as follows:

			Acquired Fund’s
			Shares Outstanding
	Exchanged Shares	Value of	as of December 19,
Survivor/Acquired Fund	of Survivor Issued	Exchanged Shares	2003

CORE Small Cap Equity/ Protective Small Cap Value	8,651,130	$110,388,436	10,265,148

The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition).

Survivor Fund’s
	Survivor Fund’s	Acquired Fund’s	Aggregate Net
	Aggregate Net	Aggregate Net	Assets
	Assets before	Assets before	immediately
Survivor/Acquired Fund	acquisition	acquisition	after acquisition

CORE Small Cap Equity/ Protective Small Cap Value	$68,670,034	$110,388,436	$179,058,470

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Goldman Sachs Variable Insurance Trust

We have audited the accompanying statement of assets and liabilities of Goldman Sachs CORE Small Cap Equity Fund (one of the funds comprising the Goldman Sachs Variable Insurance Trust) (the “Fund”), including the statement of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Goldman Sachs CORE Small Cap Equity Fund at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 9, 2005

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Fund Expenses (Unaudited) — Six Month Period Ended December 31, 2004

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 through December 31, 2004.

Actual Expenses — The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

			Expenses Paid for the
	Beginning Account Value	Ending Account Value	6 months ended
	7/1/04	12/31/04	12/31/04*

Actual	$1,000	$1,097.40	$4.81
Hypothetical 5% return	1,000	1,020.55 +	4.63

*	Expenses are calculated using the Fund’s annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended December 31, 2004. Expenses are calculated by multiplying the annualized expense ratio by the average account value for such period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. Expense ratios for the most recent fiscal half year may differ from expense ratios based on one-year data in the Financial Highlights. The annualized net expense ratio for the period was 0.87%.

+	Hypothetical expenses are based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Trustees and Officers (Unaudited)

Independent Trustees

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

Ashok N. Bakhru Age: 62	Chairman & Trustee	Since 1991	President, ABN Associates (July 1994-March 1996 and November 1998-Present); Executive Vice President—Finance and Administration and Chief Financial Officer, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996-November 1998); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989-Present); Member of Cornell University Council (1992-Present); Trustee of the Walnut Street Theater (1992-Present); Trustee, Scholarship America (1998-Present); Director, Private Equity Investors—III and IV (November 1998-Present), and Equity-Limited Investors II (April 2002-Present); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000-2003).

			Chairman of the Board and Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

John P. Coblentz, Jr. Age: 63	Trustee	Since 2003	Partner, Deloitte & Touche LLP (June 1975-May 2003). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

Patrick T. Harker Age: 46	Trustee	Since 2000	Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000-Present); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999-Present); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997-August 2000). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

Mary P. McPherson Age: 69	Trustee	Since 1997	Vice President, The Andrew W. Mellon Foundation (provider of grants for conservation, environmental and educational purposes) (October 1997-Present); Director, Smith College (1998-Present); Director, Josiah Macy, Jr. Foundation (health educational programs) (1977-Present); Director, Philadelphia Contributionship (insurance) (1985-Present); Director Emeritus, Amherst College (1986-1998); Director, The Spencer Foundation (educational research) (1993-February 2003); member of PNC Advisory Board (banking) (1993-1998); and Director, American School of Classical Studies in Athens (1997-Present).

			Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

Wilma J. Smelcer Age: 55	Trustee	Since 2001	Chairman, Bank of America, Illinois (banking) (1998-January 2001); and Governor, Board of Governors, Chicago Stock Exchange (national securities exchange) (April 2001-April 2004). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	Lawson Products Inc. (distributor of industrial products).

Richard P. Strubel Age: 65	Trustee	Since 1987	Vice Chairman and Director, Unext, Inc. (provider of educational services via the internet) (2003-Present); President, COO and Director, Unext, Inc. (1999-2003); Director, Cantilever Technologies, Inc. (a private software company) (1999-Present); Trustee, The University of Chicago (1987-Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990-1999). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	Gildan Activewear Inc. (an activewear clothing marketing and manufacturing company); Unext, Inc. (provider of educational services via the internet); Northern Mutual Fund Complex (53 Portfolios).

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Trustees and Officers (Unaudited) (continued)

Interested Trustees

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

*Alan A. Shuch Age: 55	Trustee	Since 1990	Advisory Director—GSAM (May 1999-Present); Consultant to GSAM (December 1994-May 1999); and Limited Partner, Goldman Sachs (December 1994-May 1999). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

*Kaysie P. Uniacke Age: 43	Trustee & President	Since 2001 Since 2002	Managing Director, GSAM (1997-Present). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies). President—Goldman Sachs Mutual Fund Complex (2002- Present) (registered investment companies). Assistant Secretary—Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).	63	None

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, One New York Plaza, 37th Floor, New York, New York, 10004, Attn: Howard B. Surloff.
[2]	The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997.
[3]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the date the Trustee attains the age of 72 years (in accordance with the current resolutions of the Board of Trustees, which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust.
[4]	The Goldman Sachs Mutual Fund Complex consists of the Trust and Goldman Sachs Variable Insurance Trust. As of December 31, 2004, the Trust consisted of 57 portfolios, including the Funds described in this Annual Report, and Goldman Sachs Variable Insurance Trust consisted of 6 portfolios.
[5]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-292-4726

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Officers of the Trust* (Unaudited)

Term of
Office and
	Position(s) Held	Length of
Name, Address And Age	With the Trust	Time Served[1]	Principal Occupation(s) During Past 5 Years

Kaysie P. Uniacke 32 Old Slip New York, NY 10005 Age: 43	President & Trustee	Since 2002 Since 2001	Managing Director, GSAM (1997-Present).

Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).

President—Goldman Sachs Mutual Fund Complex (registered investment companies).

Assistant Secretary—Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).

James A. Fitzpatrick 4900 Sears Tower Chicago, IL 60606 Age: 44	Vice President	Since 1997	Managing Director, Goldman Sachs (October 1999-Present); and Vice President of GSAM (April 1997-December 1999). Vice President—Goldman Sachs Mutual Fund Complex (registered investment companies).

James A. McNamara 32 Old Slip New York, NY 10005 Age: 42	Vice President	Since 2001	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

Vice President—Goldman Sachs Mutual Fund Complex (registered investment companies).

Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies) (December 2002-May 2004).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 40	Treasurer	Since 1997	Managing Director, Goldman Sachs (November 2003-Present) and Vice President, Goldman Sachs (July 1995-November 2003). Treasurer—Goldman Sachs Mutual Fund Complex (registered investment companies).

Howard B. Surloff One New York Plaza 37th Floor New York, NY 10004 Age: 39	Secretary	Since 2001	Managing Director, Goldman Sachs (November 2002-Present); Associate General Counsel, Goldman Sachs and General Counsel to the U.S. Funds Group (December 1997-Present).

Secretary—Goldman Sachs Mutual Fund Complex (registered investment companies) (2001-Present) and Assistant Secretary prior thereto.

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

Goldman Sachs Variable Insurance Trust COREsm Small Cap Equity Fund — Tax Information (Unaudited)

For the year ended December 31, 2004, 43.85% of the dividends paid from net investment company taxable income by the Fund qualify for the dividends received deduction available to corporations.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $6,767,288 as capital gain dividends paid during the year ended December 31, 2004.

TRUSTEES	OFFICERS
Ashok N. Bakhru, Chairman	Kaysie P. Uniacke, President
John P. Coblentz, Jr.	James A. Fitzpatrick, Vice President
Patrick T. Harker	James A. McNamara, Vice President
Mary Patterson McPherson	John M. Perlowski, Treasurer
Alan A. Shuch	Howard B. Surloff, Secretary
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke
GOLDMAN, SACHS & CO. Distributor and Transfer Agent
GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser
Visit our internet address: www.gs.com/funds to obtain the most recent month-end returns.
The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“the Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus for the Fund. Please consider the Fund’s objectives, risks and charges and expenses, and read the Prospectus carefully before investing.
Holdings are as of December 31, 2004 and are subject to change in the future. Fund holdings of stocks or bonds should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.
The Fund is subject to the risk of rising and falling stock prices. In recent years, the U.S. stock market has experienced substantial price volatility.
Stocks of smaller companies are often more volatile and present greater risks than stocks of larger companies. At times, the Goldman Sachs Variable Insurance Trust CORESM Small Cap Equity Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.
COREsm is a service mark of Goldman, Sachs & Co.
Toll Free (in U.S.): 800-292-4726
This report is prepared for the general information of contract owners and is not an offer of shares of the Goldman Sachs Variable Insurance Trust: COREsm Small Cap Equity Fund.

© Copyright 2005 Goldman, Sachs & Co. All rights reserved. Date of first use: February 18, 2005

VTTCORESCAR

Goldman
Sachs Variable Insurance Trust
GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, NEW YORK, NEW YORK 10005
Capital Growth Fund

Annual Report
December 31, 2004

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Shareholder Letter

Dear Shareholders:

This report provides an overview on the performance of the Goldman Sachs Variable Insurance Trust – Capital Growth Fund during the one-year reporting period that ended December 31, 2004.

Market Review

Following strong U.S. equity market performance in 2003, the major indices traded in a relatively narrow range until the end of October 2004 when the markets rallied sharply. A major catalyst for the appreciation was the removal of uncertainty surrounding the presidential election. Oil prices were a focal point throughout the year. Although it was volatile, the price of oil ultimately retreated from its record highs and provided a stimulus to the markets late in the year. The U.S. dollar’s weakness captured headlines, as it continued to trade at or near record lows versus the euro. Leading the markets this year were economically sensitive and commodity-based businesses. As such, the strongest performing sectors were Energy, Utilities, and Cyclicals.

Investment Objective

The Fund seeks long-term growth of capital.

Portfolio Composition

Top 10 Portfolio Holdings as of December 31, 2004*

		% of
Company	Business	Net Assets

Microsoft Corp.	Computer Software	4.4%
QUALCOMM, Inc.	Semiconductors/Semiconductor Capital Equipment	3.6
Dell, Inc.	Computer Hardware	3.3
PepsiCo, Inc.	Beverages	3.3
Fannie Mae	Financials	3.3
Pfizer, Inc.	Drugs & Medicine	3.2
The McGraw-Hill Cos., Inc.	Commercial Services	3.1
Wal-Mart Stores, Inc.	Retailing	3.1
Viacom, Inc. Class B	Movies & Entertainment	2.9
Freddie Mac	Financials	2.7

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. Fund holdings of stocks or bonds should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

1

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Shareholder Letter (continued)

Performance Review

Over the one-year period that ended December 31, 2004, the Fund generated a cumulative total return of 9.09%. Over the same time period, the Fund’s benchmark, the Russell 1000 Growth Index (with dividends reinvested) generated a cumulative total return of 6.30%.

The stocks of certain Technology companies in the portfolio generally performed well during the fiscal year. Contributors to performance included QUALCOMM, Inc., Dell, Inc., Microsoft Corp., Yahoo!, Inc., and eBay, Inc. The portfolio’s Consumer Staples holdings, PepsiCo, Inc., Avon Products, Inc., and Wm. Wrigley Jr. Co. were also top contributors to performance. After sustaining a difficult 2003, the portfolio’s consumer businesses were up sharply in 2004. While investors focused primarily on more-speculative companies in 2003, consumer businesses lagged due to the rotation away from their area of the market. During this period, we maintained our conviction in these consumer businesses and added to the portfolio’s positions on attractive valuations.

The portfolio’s exposure to the Media sector detracted from performance during the year. Clear Channel Communications, Inc. and Viacom, Inc. were disappointments, as companies exposed to the radio market underperformed. Local radio continued to perform reasonably well, growing revenues by a low single-digit rate over the year. In fact, local radio revenues were flat or up every month in 2004. However, national radio struggled as automotive, retailers, and telecommunications companies spent less money in 2004 in comparison to 2003. This was partially due to structural issues, such as poor automotive sales, but also due to economic reasons, as national advertising tends to be more cyclical.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Growth Equity Management Team

January 19, 2005

2

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

SECTOR ALLOCATION AS OF DECEMBER 31, 2004†

Percentage of Portfolio Investments

† The Fund is actively managed and, as such, its composition may differ over time. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding repurchase agreements, securities lending collateral and cash).

This Sector Allocation chart is provided for your reference. This new information has been included in response to recent rule and form amendments made by the Securities and Exchange Commission.

3

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Performance Summary
December 31, 2004

The following graph shows the value as of December 31, 2004, of a $10,000 investment made on April 30, 1998 (commencement of operations). For comparative purposes, the performance of the Fund’s benchmark, the Russell 1000 Growth Index (with dividends reinvested) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects Fund level expenses but does not reflect fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Fund as an investment option for any contract or policy. Had performance reflected all of those fees and expenses, performance would have been reduced. Performance also would have been reduced had expense limitations not been in effect. In addition to the investment adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a Fund.

Capital Growth Fund’s Lifetime Performance

Growth of a $10,000 investment, Distributions Reinvested from April 30, 1998 to December 31, 2004.

	Since Inception	Five Years	One Year

Average Annual Total Return Through December 31, 2004

Capital Growth Fund (commenced April 30, 1998)	2.24%	-4.26%	9.09%

4

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Statement of Investments
December 31, 2004

Shares	Description	Value
Common Stocks – 98.7%

Banks – 1.6%
22,116	Citigroup, Inc.	$1,065,549
47,602	JPMorgan Chase & Co.	1,856,954

		2,922,503

Beverages – 3.9%
118,960	PepsiCo, Inc.	6,209,712
28,065	The Coca-Cola Co.	1,168,346

		7,378,058

Biotechnology – 2.4%
69,420	Amgen, Inc.*	4,453,293

Broadcasting & Cable/ Satellite TV – 2.6%
34,788	Clear Channel Communications, Inc.	1,165,050
69,750	Univision Communications, Inc.*	2,041,583
61,600	Westwood One, Inc.*	1,658,888

		4,865,521

Commercial Services – 4.5%
28,645	Moody’s Corp.	2,487,818
64,190	The McGraw-Hill Cos., Inc.	5,875,953

		8,363,771

Computer Hardware – 3.3%
147,565	Dell, Inc.*	6,218,389

Computer Services – 1.9%
85,200	First Data Corp.	3,624,408

Computer Software – 5.3%
28,775	Electronic Arts, Inc.*	1,774,842
307,065	Microsoft Corp.	8,201,706

		9,976,548

Drugs & Medicine – 6.7%
25,740	Eli Lilly & Co.	1,460,745
222,270	Pfizer, Inc.	5,976,840
45,670	Schering-Plough Corp.	953,590
96,095	Wyeth	4,092,686

		12,483,861

Electrical Equipment – 2.8%
44,950	General Electric Co.	1,640,675
99,150	Tyco International Ltd.	3,543,621

		5,184,296

Financials – 11.2%
86,750	Fannie Mae	6,177,467
69,465	Freddie Mac	5,119,570
16,630	Golden West Financial Corp.	1,021,415
141,750	MBNA Corp.	3,995,933
23,235	Merrill Lynch & Co., Inc.	1,388,756
25,345	Morgan Stanley	1,407,154
155,350	The Charles Schwab Corp.	1,857,986

		20,968,281

Foods – 1.8%
47,290	Wm. Wrigley Jr. Co.	3,271,995

Gaming/ Lodging – 5.6%
8,300	Carnival Corp.	478,329
61,800	GTECH Holdings Corp.	1,603,710
51,120	Harrah’s Entertainment, Inc.	3,419,417
7,230	Las Vegas Sands Corp.*	347,040
35,480	Marriott International, Inc.	2,234,530
39,390	Starwood Hotels & Resorts Worldwide, Inc.	2,300,376

		10,383,402

Household/ Personal Care – 4.9%
89,500	Avon Products, Inc.	3,463,650
15,545	Colgate-Palmolive Co.	795,282
23,521	Energizer Holdings, Inc.*	1,168,759
66,070	The Procter & Gamble Co.	3,639,136

		9,066,827

Insurance – 1.3%
13,000	AMBAC Financial Group, Inc.	1,067,690
32,300	Willis Group Holdings Ltd.	1,329,791

		2,397,481

Internet and Online – 3.7%
27,780	CheckFree Corp.*	1,057,863
21,640	eBay, Inc.*	2,516,299
13,650	Google, Inc.*@	2,635,815
18,200	Yahoo!, Inc.*	685,776

		6,895,753

Manufacturing – 0.7%
15,355	3M Co.	1,260,185

Medical Products – 2.1%
53,860	Medtronic, Inc.	2,675,226
29,200	St. Jude Medical, Inc.*	1,224,356

		3,899,582

Movies & Entertainment – 5.9%
231,010	Time Warner, Inc.*	4,490,834
92,700	Liberty Media Corp. Series A*	1,017,846
149,018	Viacom, Inc. Class B	5,422,765

		10,931,445

Networking Telecom Equipment – 1.7%
165,000	Cisco Systems, Inc.*	3,184,500

Oil & Gas – 0.6%
20,692	Exxon Mobil Corp.	1,060,672

Other Consumer Discretionary – 1.8%
147,915	Cendant Corp.	3,458,253

Other Health Care – 1.9%
91,795	Caremark Rx, Inc.*	3,619,477

Publishing – 4.0%
23,260	Gannett Co., Inc.	1,900,342
67,915	Lamar Advertising Co.*	2,905,404
39,570	The E.W. Scripps Co.	1,910,439
21,610	Valassis Communications, Inc.*	756,566

		7,472,751

Retailing – 7.9%
34,955	Dollar Tree Stores, Inc.*	1,002,509
77,665	Family Dollar Stores, Inc.	2,425,478
72,100	Lowe’s Companies, Inc.	4,152,239

The accompanying notes are an integral part of these financial statements.       5

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Statement of Investments (continued)
December 31, 2004

Shares	Description	Value
Common Stocks – (continued)

Retailing – (continued)
32,600	PETCO Animal Supplies, Inc.*	$1,287,048
110,670	Wal-Mart Stores, Inc.	5,845,590

		14,712,864

Semiconductors/ Semiconductor Capital Equipment – 6.5%
52,670	Intel Corp.	1,231,951
108,680	Linear Technology Corp.	4,212,437
159,950	QUALCOMM, Inc.	6,781,880

		12,226,268

Telecommunications – 2.1%
73,300	American Tower Corp.*	1,348,720
77,490	Crown Castle International Corp.*	1,289,434
21,580	Nextel Communications, Inc.*	647,400
25,790	Sprint Corp.	640,881

		3,926,435

TOTAL COMMON STOCKS
(Cost $168,882,105)		$184,206,819

Principal	Interest	Maturity
Amount	Rate	Date
			Value
Repurchase Agreement – 1.4%

Joint Repurchase Agreement Account II^
$2,600,000	2.28%	01/03/2005
Maturity Value $2,600,494
(Cost $2,600,000)			$2,600,000

TOTAL INVESTMENTS BEFORE SECURITIES
LENDING COLLATERAL
(Cost $171,482,105)			$186,806,819

Shares	Description	Value
Securities Lending Collateral – 1.3%

2,421,000	Boston Global Investment Trust – Enhanced Portfolio
(Cost $2,421,000)		$2,421,000

TOTAL INVESTMENTS – 101.4%
(Cost $173,903,105)		$189,227,819

*	Non-income producing security.

@	All or a portion of security is on loan.

^	Joint repurchase agreement was entered into on December 31, 2004.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

6      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II* — At December 31, 2004, the Capital Growth Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $2,600,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Barclays Capital PLC	$350,000,000	2.28%	01/03/2005	$350,066,500

Barclays Capital PLC	400,000,000	2.30	01/03/2005	400,076,667

Bear Stearns & Co.	500,000,000	2.29	01/03/2005	500,095,417

Greenwich Capital Markets	400,000,000	2.28	01/03/2005	400,076,000

J.P. Morgan Chase & Co.	364,100,000	2.28	01/03/2005	364,169,179

Morgan Stanley & Co.	300,000,000	2.27	01/03/2005	300,056,750

UBS LLC	500,000,000	2.26	01/03/2005	500,094,166

UBS LLC	250,000,000	2.28	01/03/2005	250,047,500

Westdeutsche Landesbank AG	400,000,000	2.28	01/03/2005	400,076,000

TOTAL	$3,464,100,000			$3,464,758,179

*	At December 31, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.52%, due 03/30/2006 to 08/10/2010; Federal Home Loan Mortgage Association, 0.00% to 11.75%, due 02/01/2005 to 11/01/2035; Federal National Mortgage Association, 0.00% to 11.00%, due 12/15/2005 to 01/01/2035 and Government National Mortgage Association, 6.00%, due 12/15/2033.

The accompanying notes are an integral part of these financial statements.       7

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Statement of Assets and Liabilities
December 31, 2004

Assets:

Investment in securities, at value (identified cost $171,482,105)	$186,806,819
Securities lending collateral, at value	2,421,000
Cash	12,482
Receivables:
Dividends and interest	159,722
Fund shares sold	95,398
Securities lending income	442

Total assets	189,495,863

Liabilities:

Payables:
Payable upon return of securities loaned	2,421,000
Fund shares repurchased	146,451
Amounts owed to affiliates	123,167
Accrued expenses	117,540

Total liabilities	2,808,158

Net Assets:

Paid-in capital	201,497,208
Accumulated net realized loss on investment transactions	(30,134,217)
Net unrealized gain on investments	15,324,714

NET ASSETS	$186,687,705

Total shares of beneficial interest outstanding, par value $0.001 (unlimited shares authorized)	17,962,393
Net asset value, offering and redemption price per share	$10.39

8     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Statement of Operations
For the Year Ended December 31, 2004

Investment income:

Dividends	$2,771,331
Interest (including securities lending income of $2,040)	30,514

Total income	2,801,845

Expenses:

Management fees	1,333,178
Transfer agent fees	71,103
Printing fees	56,286
Custody and accounting fees	56,814
Professional fees	34,866
Trustee fees	14,439
Other	11,344

Total expenses	1,578,030

Less — expense reductions	(565)

Net expenses	1,577,465

NET INVESTMENT INCOME	1,224,380

Realized and unrealized gain on investment transactions:

Net realized gain on investment transactions	1,083,044
Net increase from payment by affiliates to reimburse certain brokerage commissions	665
Net change in unrealized gain on investments	13,497,200

Net realized and unrealized gain on investment transactions	14,580,909

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,805,289

The accompanying notes are an integral part of these financial statements.      9

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	December 31, 2004	December 31, 2003

From operations:

Net investment income	$1,224,380	$100,912
Net realized gain (loss) on investment transactions	1,083,044	(788,467)
Net increase from payment by affiliates to reimburse certain brokerage commissions	665	—
Net change in unrealized gain on investments	13,497,200	8,924,917

Net increase in net assets resulting from operations	15,805,289	8,237,362

Distributions to shareholders:

From net investment income	(1,269,081)	(67,672)

From share transactions:

Proceeds from sales of shares	16,794,368	9,098,379
Proceeds in connection with merger	—	148,549,781
Reinvestment of dividends and distributions	1,269,081	67,672
Cost of shares repurchased	(25,605,992)	(4,243,477)

Net increase (decrease) in net assets resulting from share transactions	(7,542,543)	153,472,355

TOTAL INCREASE	6,993,665	161,642,045

Net assets:

Beginning of year	179,694,040	18,051,995

End of year	$186,687,705	$179,694,040

Accumulated undistributed net investment income	$—	$33,372

Summary of share transactions:

Shares sold	1,723,683	1,076,571
Shares issued in connection with merger	—	15,836,851
Shares issued on reinvestment of dividends and distributions	122,973	7,307
Shares repurchased	(2,631,519)	(497,754)

NET INCREASE (DECREASE)	(784,863)	16,422,975

10     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from											Ratios assuming no
		investment operations			Distributions to shareholders								expense reductions
												Ratio of
			Net							Net	Ratio of	net	Ratio of	Ratio of net
	Net asset		realized			From		Net asset		assets	net	investment	total	investment
	value,	Net	and	Total from	From net	net		value,		at end	expenses	income	expenses	income (loss)	Portfolio
	beginning	investment	unrealized	investment	investment	realized	Total	end of	Total	of year	to average	to average	to average	to average	turnover
	of year	income(b)	gain (loss)	operations	income	gain	distributions	year	return(a)	(in 000s)	net assets	net assets	net assets	net assets	rate

For the Years ended December 31,

2004	$9.59	$0.07	$0.80	$0.87	$(0.07)	$—	$(0.07)	$10.39	9.09%	$186,688	0.89%	0.69%	0.89%	0.69%	45%
2003	7.77	0.03	1.81	1.84	(0.02)	—	(0.02)	9.59	23.74	179,694	1.02	0.38	1.43	(0.03)	16
2002	10.28	0.01	(2.50)	(2.49)	(0.02)	—	(0.02)	7.77	(24.33)	18,052	1.10	0.16	1.77	(0.51)	24
2001	12.09	0.02	(1.78)	(1.76)	(0.02)	(0.03)	(0.05)	10.28	(14.46)	16,266	1.00	0.15	1.69	(0.54)	39
2000	14.01	0.01	(1.16)	(1.15)	(0.01)	(0.76)	(0.77)	12.09	(7.98)	16,775	0.99	0.13	1.84	(0.72)	37

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.
(b)	Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.

11

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Notes to Financial Statements
December 31, 2004

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (“the Act”) as an open-end, management investment company. The Trust includes the Goldman Sachs Capital Growth Fund (the “Fund”). The Fund is a diversified portfolio under the Act.
     Shares of the Trust may be purchased and held by separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Trust are not offered directly to the general public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in securities traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

B. Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes which are reduced by any amount reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gains distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from paid-in-capital.

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line or pro rata basis depending upon the nature of the expense.

E. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the

12

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

2. SIGNIFICANT ACCOUNTING POLICIES— (continued)
underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

3. AGREEMENTS

GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly, at an annual rate equal to 0.75% of the average daily net assets of the Fund.
     GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management Fees, Transfer Agent fees and expenses, taxes, interest, brokerage fees, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.11% of the average daily net assets of the Fund. GSAM has agreed to maintain these expense limitations reductions through June 30, 2005. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
     For the year ended December 31, 2004, GSAM made no reimbursements to the Fund. The Fund has entered into certain offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. For the year ended December 31, 2004, custody fees were reduced by approximately $600.
     Goldman Sachs also serves as the Transfer Agent of the Fund for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate of 0.04% of the average daily net assets of the Fund. Goldman Sachs serves as the distributor of the Fund’s shares at no cost to the Fund.
     At December 31, 2004, amounts owed to affiliates were approximately $117,000 and $6,000 for Management and Transfer Agent fees, respectively.

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds of sales and maturities of long term securities for the year ended December 31, 2004, were $79,411,653 and $86,296,716, respectively. For the year ended December 31, 2004, Goldman Sachs earned approximately $300 of brokerage commissions from portfolio transactions executed on behalf of the Fund.
     GSAM voluntarily made a one-time reimbursement of approximately $800 to the Fund for certain brokerage commissions, including interest, paid by the Fund over the course of several years.

5. SECURITIES LENDING

Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through its securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan.

13

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Notes to Financial Statements (continued)
December 31, 2004

5. SECURITIES LENDING— (continued)
As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the year ended December 31, 2004, is reported parenthetically on the Statement of Operations. A portion of this amount, $541, represents compensation earned by the Fund from lending its securities to Goldman Sachs. For the year ended December 31, 2004, BGA earned $360 in fees as securities lending agent. At December 31, 2004, the Fund loaned securities having a market value of $2,313,480 collateralized by cash in the amount of $2,421,000. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

6. LINE OF CREDIT FACILITY

The Fund participates in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, the Fund must own securities having a market value in excess of 300% (400% prior to May 26, 2004) of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. This committed facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. During the year ended December 31, 2004, the Fund did not have any borrowings under this facility.

7. ADDITIONAL TAX INFORMATION

The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 were as follows:

	For the year ended December 31,

	2004	2003

Distributions paid from:
Ordinary income	$1,269,081	$67,672

Total taxable distributions	$1,269,081	$67,672

As of December 31, 2004, the components of accumulated earnings (losses) on a tax basis were as follows:

Capital loss carryforward:*
Expiring 2008	$(7,813,202)
Expiring 2009	(13,983,325)
Expiring 2010	(6,239,358)
Expiring 2011	(1,064,803)

Total capital loss carryforward	(29,100,688)
Timing differences (post-October losses)	(525,543)
Unrealized gains — net	14,816,728

Total accumulated losses — net	$(14,809,503)

*	Utilization of these losses may be limited under the Internal Revenue Code.

14

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

7. ADDITIONAL TAX INFORMATION— (continued)

At December 31, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax cost	$174,411,091

Gross unrealized gain	26,684,970
Gross unrealized loss	(11,868,242)

Net unrealized security gain	$14,816,728

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales.

8. CERTAIN RECLASSIFICATIONS

In order to present certain components of the Fund’s capital accounts on a tax basis, certain reclassifications have been recorded to the Fund’s accounts. The Fund reclassified $11,048 from paid-in capital and $281 from accumulated net realized loss on investment transactions to accumulated undistributed net investment income. This reclassification has no impact on the net asset value of the Fund. Reclassifications result primarily from the difference in the tax treatment of taxable overdistributions and adjustments related to prior year merger activity.

9. MERGERS AND REORGANIZATIONS

At a meeting held on September 18, 2003, the Board of Trustees of the Trust approved (i) an Agreement and Plan of Reorganization (the “Protective Agreement”) providing for the tax-free acquisition of the Capital Growth Fund of Protective Investment Company by the Fund and (ii) an Agreement and Plan of Reorganization (the “Ayco Agreement”) providing for the tax-free acquisition of the Growth Fund of the Ayco Series Trust by the Fund. The acquisitions were completed on December 19, 2003 following the approval of the Ayco Fund shareholders on November 25, 2003 and the Protective Fund shareholders on December 9, 2003.
     Pursuant to the Protective Agreement and Ayco Agreement, the assets and liabilities of the Protective Capital Growth and Ayco Growth Funds were transferred to the Fund in a tax-free exchange for shares of the Fund as follows:

			Acquired Fund’s
	Exchanged Shares	Value of	Shares Outstanding
Survivor/Acquired Fund	of Survivor Issued	Exchanged Shares	as of December 19, 2003

Capital Growth/ Protective Capital Growth	14,334,186	$134,454,724	8,558,442

Capital Growth/ Ayco Growth	1,502,665	14,095,057	1,671,489

The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Acquired Fund’s unrealized appreciation (depreciation) and capital loss carryforwards.

	Survivor				Survivor Fund’s
	Fund’s	Acquired Fund’s			Aggregate
	Aggregate	Aggregate	Acquired Fund’s		Net Assets
	Net Assets	Net Assets	Unrealized	Acquired Fund’s	immediately
	before	before	Appreciation/	Capital Loss	after
Survivor/Acquired Fund	acquisition	acquisition	(Depreciation)	Carryforward*	acquisition

Capital Growth/ Protective Capital Growth	$26,929,808	$134,454,724	$(2,149,375)	$(24,790,418)	$175,479,589

Capital Growth/ Ayco Growth	26,929,808	14,095,057	19,135	(2,696,909)	175,479,589

*	For U.S. federal income tax purposes, certain limitations may apply to the utilization of the Acquired Fund’s capital loss carryforwards.

15

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Goldman Sachs Variable Insurance Trust

We have audited the accompanying statement of assets and liabilities of Goldman Sachs Capital Growth Fund (one of the funds comprising the Goldman Sachs Variable Insurance Trust) (the “Fund”), including the statement of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Goldman Sachs Capital Growth Fund at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 9, 2005

16

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Fund Expenses (Unaudited) — Six Month Period Ended December 31, 2004

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 through December 31, 2004.

Actual Expenses — The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

			Expenses Paid
			for the
	Beginning	Ending Account	6 months
	Account Value	Value	ended
	7/1/04	12/31/04	12/31/04*

Actual	$1,000	$1,059.90	$4.77
Hypothetical 5% return	1,000	1,020.50 +	4.68

*	Expenses are calculated using the Fund’s annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended December 31, 2004. Expenses are calculated by multiplying the annualized expense ratio by the average account value for such period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half year may differ from expense ratios based on one-year data in the Financial Highlights. The annualized net expense ratio for the period was 0.92%.

+	Hypothetical expenses are based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses.

17

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Trustees and Officers (Unaudited)

Independent Trustees

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

Ashok N. Bakhru Age: 62	Chairman & Trustee	Since 1991	President, ABN Associates (July 1994-March 1996 and November 1998-Present); Executive Vice President—Finance and Administration and Chief Financial Officer, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996-November 1998); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989-Present); Member of Cornell University Council (1992-Present); Trustee of the Walnut Street Theater (1992-Present); Trustee, Scholarship America (1998-Present); Director, Private Equity Investors—III and IV (November 1998-Present), and Equity-Limited Investors II (April 2002-Present); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000-2003).

			Chairman of the Board and Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

John P. Coblentz, Jr. Age: 63	Trustee	Since 2003	Partner, Deloitte & Touche LLP (June 1975-May 2003). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

Patrick T. Harker Age: 46	Trustee	Since 2000	Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000-Present); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999-Present); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997-August 2000). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

Mary P. McPherson Age: 69	Trustee	Since 1997	Vice President, The Andrew W. Mellon Foundation (provider of grants for conservation, environmental and educational purposes) (October 1997-Present); Director, Smith College (1998-Present); Director, Josiah Macy, Jr. Foundation (health educational programs) (1977-Present); Director, Philadelphia Contributionship (insurance) (1985-Present); Director Emeritus, Amherst College (1986-1998); Director, The Spencer Foundation (educational research) (1993-February 2003); member of PNC Advisory Board (banking) (1993-1998); and Director, American School of Classical Studies in Athens (1997-Present).

			Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

Wilma J. Smelcer Age: 55	Trustee	Since 2001	Chairman, Bank of America, Illinois (banking) (1998-January 2001); and Governor, Board of Governors, Chicago Stock Exchange (national securities exchange) (April 2001-April 2004). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	Lawson Products Inc. (distributor of industrial products).

Richard P. Strubel Age: 65	Trustee	Since 1987	Vice Chairman and Director, Unext, Inc. (provider of educational services via the internet) (2003-Present); President, COO and Director, Unext, Inc. (1999-2003); Director, Cantilever Technologies, Inc. (a private software company) (1999-Present); Trustee, The University of Chicago (1987-Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990-1999). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	Gildan Activewear Inc. (an activewear clothing marketing and manufacturing company); Unext, Inc. (provider of educational services via the internet); Northern Mutual Fund Complex (53 Portfolios).

18

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Interested Trustees (Unaudited)

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

*Alan A. Shuch Age: 55	Trustee	Since 1990	Advisory Director—GSAM (May 1999-Present); Consultant to GSAM (December 1994-May 1999); and Limited Partner, Goldman Sachs (December 1994-May 1999). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

*Kaysie P. Uniacke Age: 43	Trustee & President	Since 2001 Since 2002	Managing Director, GSAM (1997-Present). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies). President—Goldman Sachs Mutual Fund Complex (2002- Present) (registered investment companies). Assistant Secretary—Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).	63	None

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, One New York Plaza, 37th Floor, New York, New York, 10004, Attn: Howard B. Surloff.
[2]	The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997.
[3]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the date the Trustee attains the age of 72 years (in accordance with the current resolutions of the Board of Trustees, which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust.
[4]	The Goldman Sachs Mutual Fund Complex consists of the Trust and Goldman Sachs Variable Insurance Trust. As of December 31, 2004, the Trust consisted of 57 portfolios, including the Funds described in this Annual Report, and Goldman Sachs Variable Insurance Trust consisted of 6 portfolios.
[5]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-292-4726

19

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Trustees and Officers (Unaudited) (continued)

Officers of the Trust*

Term of
Office and
	Position(s) Held	Length of
Name, Address And Age	With the Trust	Time Served[1]	Principal Occupation(s) During Past 5 Years

Kaysie P. Uniacke 32 Old Slip New York, NY 10005 Age: 43	President & Trustee	Since 2002 Since 2001	Managing Director, GSAM (1997-Present).

Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).

President—Goldman Sachs Mutual Fund Complex (registered investment companies).

Assistant Secretary—Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).

James A. Fitzpatrick 4900 Sears Tower Chicago, IL 60606 Age: 44	Vice President	Since 1997	Managing Director, Goldman Sachs (October 1999-Present); and Vice President of GSAM (April 1997-December 1999). Vice President—Goldman Sachs Mutual Fund Complex (registered investment companies).

James A. McNamara 32 Old Slip New York, NY 10005 Age: 42	Vice President	Since 2001	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

Vice President—Goldman Sachs Mutual Fund Complex (registered investment companies).

Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies) (December 2002-May 2004).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 40	Treasurer	Since 1997	Managing Director, Goldman Sachs (November 2003-Present) and Vice President, Goldman Sachs (July 1995-November 2003). Treasurer—Goldman Sachs Mutual Fund Complex (registered investment companies).

Howard B. Surloff One New York Plaza 37th Floor New York, NY 10004 Age: 39	Secretary	Since 2001	Managing Director, Goldman Sachs (November 2002-Present); Associate General Counsel, Goldman Sachs and General Counsel to the U.S. Funds Group (December 1997-Present).

Secretary—Goldman Sachs Mutual Fund Complex (registered investment companies) (2001-Present) and Assistant Secretary prior thereto.

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

20

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Goldman Sachs Variable Insurance Trust Capital Growth Fund — Tax Information (Unaudited)

For the year ended December 31, 2004, 100% of the dividends paid from net investment company taxable income by the Fund qualify for the dividends received deduction available to corporations.

21

TRUSTEES	OFFICERS
Ashok N. Bakhru, Chairman	Kaysie P. Uniacke, President
John P. Coblentz, Jr.	James A. Fitzpatrick, Vice President
Patrick T. Harker	James A. McNamara, Vice President
Mary Patterson McPherson	John M. Perlowski, Treasurer
Alan A. Shuch	Howard B. Surloff, Secretary
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke
GOLDMAN, SACHS & CO. Distributor and Transfer Agent
GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser
Visit our internet address: www.gs.com/funds to obtain the most recent month-end returns.
The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“the Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus for the Fund. Please consider the Fund’s objectives, risks and charges and expenses, and read the Prospectus carefully before investing.
Holdings are as of December 31, 2004 and are subject to change in the future. Fund holdings of stocks or bonds should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.
The Fund is subject to the risk of rising and falling stock prices. In recent years, the U.S. stock market has experienced substantial price volatility.
Toll Free (in U.S.): 800-292-4726
This report is prepared for the general information of contract owners and is not an offer of shares of the Goldman Sachs Variable Insurance Trust: Capital Growth Fund.

© Copyright 2005 Goldman, Sachs & Co. All rights reserved. Date of first use: February 18, 2005

VITCGAR

Goldman
Sachs Variable Insurance Trust
GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, NEW YORK, NEW YORK 10005
Mid Cap Value Fund

Annual Report
December 31, 2004

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Shareholder Letter

Dear Shareholders:

This report provides an overview on the performance of the Goldman Sachs Variable Insurance Trust – Mid Cap Value Fund during the one-year reporting period that ended December 31, 2004.

Market Review

For the first time since 1999, the broad U.S. equity markets posted positive returns in consecutive years. With the overhang of the U.S. Presidential election finally removed, much of the market’s gains for 2004 came in the fourth quarter of the year. Throughout the reporting period, industry headlines centered on oil prices and high profile investigations conducted by New York Attorney General Eliot Spitzer and other law enforcement and regulatory agencies. On the economic front, improving trends further bolstered investor sentiment, as job growth appeared to gain traction, while inflation remained at a moderate rate.

Investment Objective

The Fund seeks long-term capital appreciation.

Portfolio Composition

Top 10 Portfolio Holdings as of December 31, 2004*

		% of
Company	Business	Net Assets

iStar Financial, Inc.	REITS	2.9%
PPL Corp.	Electrical Utilities	2.9
Abercrombie & Fitch Co.	Retail Apparel	2.7
The Williams Companies, Inc.	Diversified Energy	2.4
Regions Financial Corp.	Regional Banks	2.2
Lennar Corp.	Construction	2.2
EOG Resources, Inc.	Energy Resources	2.1
Activision, Inc.	Computer Software	2.1
AGL Resources, Inc.	Gas Utilities	2.0
M&T Bank Corp.	Regional Banks	1.9

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. Fund holdings of stocks or bonds should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

1

 GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Shareholder Letter (continued)

Performance Review

Over the one-year period that ended December 31, 2004, the Fund generated a cumulative total return of 25.88%. Over the same time period, the Fund’s benchmark, the Russell Midcap Value Index (with dividends reinvested) generated a cumulative total return of 23.71%. Stock selection was strongest in the Healthcare, Financial, and Industrial sectors, while investments in Utilities, Services, and REITs generated more modest gains.

Top contributors to performance included Abercrombie & Fitch Co. in Consumer Cyclicals, Activision, Inc. in Technology, and The Williams Companies, Inc. in Energy. Abercrombie & Fitch benefited from changes in its merchandising strategies earlier in the year. Activision, a video game maker/ marketer, increased its earnings outlook for 2005 and reported better-than-expected holiday sales. Williams Companies, the one-time troubled natural gas firm, announced further progress in its debt-reduction efforts and increased its dividend for the first time in two years. The dividend increase and its magnitude, from one cent to five cents, signaled to investors the near completion of its multi-year restructuring program.

One of the Fund’s largest detractors from performance was Ditech Communications Corp. The telecom equipment supplier reported earnings that fell short of high revenue expectations due to an order disruption in Asia and soft demand in North America. The company’s management, which we consider conservative, also guided revenue forecasts to more achievable levels. We continue to hold Ditech Communications, and even added to the Fund’s position in the fourth quarter of 2004.

As in the past, we thank you for your continued confidence.

Goldman Sachs Value Portfolio Management Team

January 19, 2005

2

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

SECTOR ALLOCATION AS OF DECEMBER 31, 2004†

Percentage of Portfolio Investments

† The Fund is actively managed and, as such, its composition may differ over time. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding repurchase agreements, securities lending collateral and cash).

This Sector Allocation chart is provided for your reference. This new information has been included in response to recent rule and form amendments made by the Securities and Exchange Commission.

3

 GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Performance Summary

December 31, 2004

The following graph shows the value as of December 31, 2004, of a $10,000 investment made on May 1, 1998 (commencement of operations). For comparative purposes, the performance of the Fund’s benchmark, the Russell Mid Cap Value Index (with dividends reinvested), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects Fund level expenses but does not reflect fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Fund as an investment option for any contract or policy. Had performance reflected all of those fees and expenses, performance would have been reduced. Performance also would have been reduced had expense limitations not been in effect. In addition to the investment adviser’s decisions regarding issuer/industry/country investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a Fund.

Mid Cap Value Fund’s Lifetime Performance

Growth of a $10,000 investment, Distributions Reinvested from May 1, 1998 to December 31, 2004.

	Since Inception	Five Years	One Year

Average Annual Total Return Through December 31, 2004

Mid Cap Value Fund (commenced May 1, 1998)	10.41%	17.72%	25.88%

4

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Statement of Investments

December 31, 2004

Shares	Description	Value
Common Stocks – 97.2%

Biotechnology – 1.1%
383,065	MedImmune, Inc.*	$10,384,892

Brokers – 1.1%
93,952	The Bear Stearns Companies, Inc.	9,612,229

Chemicals – 3.2%
926,483	Agrium, Inc.	15,611,239
316,080	Rohm and Haas Co.	13,980,218

		29,591,457

Computer Hardware – 3.1%
131,048	CDW Corp.	8,695,035
391,455	Ditech Communications Corp.*	5,852,252
111,095	Hutchinson Technology, Inc.*	3,840,554
214,320	Tech Data Corp.*	9,730,128

		28,117,969

Computer Software – 2.1%
949,287	Activision, Inc.*	19,156,612

Construction – 2.2%
353,665	Lennar Corp.@	20,045,732

Consumer Durables – 1.6%
82,934	Mohawk Industries, Inc.*	7,567,727
147,020	The Stanley Works	7,202,510

		14,770,237

Defense/ Aerospace – 1.4%
324,092	Rockwell Collins, Inc.	12,782,188

Diversified Energy – 3.6%
1,366,479	The Williams Companies, Inc.	22,259,943
360,429	Western Gas Resources, Inc.	10,542,548

		32,802,491

Drugs – 1.5%
137,540	Charles River Laboratories International, Inc.*	6,328,216
219,314	Watson Pharmaceuticals, Inc.*	7,195,692

		13,523,908

Electrical Utilities – 8.4%
147,425	Edison International	4,722,023
153,821	Entergy Corp.	10,396,761
313,739	FirstEnergy Corp.	12,395,828
394,725	PG&E Corp.*	13,136,448
87,050	Pinnacle West Capital Corp.	3,865,891
497,018	PPL Corp.	26,481,119
175,309	Wisconsin Energy Corp.	5,909,666

		76,907,736

Energy Resources – 4.1%
272,302	EOG Resources, Inc.	19,431,471
365,391	Patina Oil & Gas Corp.	13,702,162
56,915	Peabody Energy Corp.	4,604,993

		37,738,626

Environmental & Other Services – 1.0%
277,692	Republic Services, Inc.	9,313,790

Food & Beverage – 1.3%
371,506	Archer-Daniels-Midland Co.	8,288,299
141,241	The Pepsi Bottling Group, Inc.	3,819,157

		12,107,456

Gas Utilities – 2.0%
539,875	AGL Resources, Inc.	17,945,445

Health Insurance – 1.9%
601,872	Health Net, Inc.*	17,376,045

Home Products – 2.1%
253,890	The Clorox Co.	14,961,737
90,040	The Estee Lauder Companies, Inc.	4,121,131

		19,082,868

Hotel & Leisure – 1.9%
134,171	Harrah’s Entertainment, Inc.	8,974,698
351,474	Hilton Hotels Corp.	7,992,519

		16,967,217

Information Services – 0.7%
810,790	BearingPoint, Inc.*	6,510,644

Life Insurance – 0.9%
150,473	Torchmark Corp.	8,598,027

Media – 2.2%
510,295	Emmis Communications Corp.*	9,792,561
247,289	Lamar Advertising Co.*	10,579,023

		20,371,584

Medical Products – 0.3%
54,365	Hillenbrand Industries, Inc.	3,019,432

Medical Providers – 0.6%
726,056	WebMD Corp.*	5,924,617

Mining – 1.0%
172,630	Nucor Corp.	9,035,454

Motor Vehicle – 1.6%
127,946	Autoliv, Inc.	6,179,792
145,072	Lear Corp.	8,850,843

		15,030,635

Oil Services – 1.8%
827,843	Patterson-UTI Energy, Inc.	16,101,546

Paper & Packaging – 1.3%
492,378	Packaging Corp. of America	11,595,502

Parts & Equipment – 3.5%
170,233	American Standard Companies, Inc.*	7,034,028
120,729	Cummins, Inc.	10,115,883
204,654	Eaton Corp.	14,808,763

		31,958,674

The accompanying notes are an integral part of these financial statements.

5

 GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Statement of Investments (continued)
December 31, 2004

Shares	Description	Value
Common Stocks – (continued)

Property Insurance – 7.7%
109,585	AMBAC Financial Group, Inc.	$9,000,216
154,049	Everest Re Group, Ltd.	13,796,629
217,856	PartnerRe Ltd.	13,494,001
291,164	RenaissanceRe Holdings Ltd.	15,163,821
109,835	The PMI Group, Inc.	4,585,611
364,330	Willis Group Holdings Ltd.	14,999,466

		71,039,744

Publishing – 0.8%
281,566	A.H. Belo Corp.	7,388,292

Regional Banks – 7.3%
136,709	Commerce Bancshares, Inc.	6,862,792
461,897	FirstMerit Corp.	13,159,445
256,263	KeyCorp.	8,687,316
164,087	M&T Bank Corp.	17,695,142
574,495	Regions Financial Corp.	20,446,277

		66,850,972

REITS – 8.3%
379,270	Apartment Investment & Management Co.	14,617,066
285,580	Developers Diversified Realty Corp.	12,671,185
594,852	iStar Financial, Inc.	26,923,001
297,953	Plum Creek Timber Co., Inc.	11,453,313
273,200	Prentiss Properties Trust	10,436,240

		76,100,805

Restaurants – 1.0%
200,510	Yum! Brands, Inc.	9,460,062

Retail Apparel – 6.4%
526,738	Abercrombie & Fitch Co.	24,730,349
264,577	Federated Department Stores, Inc.	15,289,905
294,206	J. C. Penney Co., Inc.	12,180,128
226,716	Ross Stores, Inc.	6,545,291

		58,745,673

Semiconductors – 1.2%
189,190	Amphenol Corp.*	6,950,841
186,626	Power Integrations, Inc.*	3,691,462
16,200	Tessera Technologies, Inc.*	602,802

		11,245,105

Specialty Financials – 2.9%
300,200	American Capital Strategies Ltd.@	10,011,670
364,301	CIT Group, Inc.	16,692,272

		26,703,942

Telephone – 0.7%
183,294	CenturyTel, Inc.	6,501,438

Tobacco – 0.8%
90,545	Reynolds American, Inc.	7,116,837

Transports – 1.7%
168,819	Teekay Shipping Corp.	7,108,968
154,240	Yellow Roadway Corp.*	8,592,710

		15,701,678

Trust/ Processors – 0.9%
165,275	Northern Trust Corp.	8,029,060

TOTAL COMMON STOCKS
(Cost $719,537,024)		$891,256,621

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 3.8%

Joint Repurchase Agreement Account II^
$34,700,000	2.28%	01/03/2005	$34,700,000
Maturity Value $34,706,593
(Cost $34,700,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $754,237,024)			$925,956,621

Shares	Description	Value
Securities Lending Collateral – 2.7%

25,090,750	Boston Global Investment Trust — Enhanced Portfolio	$25,090,750
(Cost $25,090,750)

TOTAL INVESTMENTS — 103.7%
(Cost $779,327,774)		$951,047,371

*	Non-income producing security.

@	All or a portion of security is on loan.

^	Joint repurchase agreement was entered into on December 31, 2004.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
REIT	—	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

6

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II* — At December 31, 2004, the Mid Cap Value Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $34,700,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Barclays Capital PLC	$350,000,000	2.28%	01/03/2005	$350,066,500

Barclays Capital PLC	400,000,000	2.30	01/03/2005	400,076,667

Bear Stearns & Co.	500,000,000	2.29	01/03/2005	500,095,417

Greenwich Capital Markets	400,000,000	2.28	01/03/2005	400,076,000

J.P. Morgan Chase & Co.	364,100,000	2.28	01/03/2005	364,169,179

Morgan Stanley & Co.	300,000,000	2.27	01/03/2005	300,056,750

UBS LLC	500,000,000	2.26	01/03/2005	500,094,166

UBS LLC	250,000,000	2.28	01/03/2005	250,047,500

Westdeutsche Landesbank AG	400,000,000	2.28	01/03/2005	400,076,000

TOTAL	$3,464,100,000			$3,464,758,179

*	At December 31, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.52%, due 03/30/2006 to 08/10/2010; Federal Home Loan Mortgage Association, 0.00% to 11.75%, due 02/01/2005 to 11/01/2035; Federal National Mortgage Association, 0.00% to 11.00%, due 12/15/2005 to 01/01/2035 and Government National Mortgage Association, 6.00%, due 12/15/2033.

The accompanying notes are an integral part of these financial statements.

7

 GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Statement of Assets and Liabilities

December 31, 2004

Assets:

Investment in securities, at value (identified cost $754,237,024)	$925,956,621
Securities lending collateral, at value	25,090,750
Cash	54,613
Receivables:
Fund shares sold	1,731,575
Investment securities sold	1,067,262
Dividends and interest	998,415
Securities lending income	4,783

Total assets	954,904,019

Liabilities:

Payables:
Payable upon return of securities loaned	25,090,750
Investment securities purchased	8,583,943
Fund shares repurchased	3,307,664
Amounts owed to affiliates	629,603
Accrued expenses	140,757

Total liabilities	37,752,717

Net Assets:

Paid-in capital	728,849,673
Accumulated undistributed net investment income	123,988
Accumulated net realized gain on investment transactions	16,458,044
Net unrealized gain on investments	171,719,597

NET ASSETS	$917,151,302

Total shares of beneficial interest outstanding, par value $0.001 (unlimited shares authorized)	60,005,261
Net asset value, offering and redemption price per share	$15.28

The accompanying notes are an integral part of these financial statements.

8

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Statement of Operations

For the Year Ended December 31, 2004

Investment income:

Dividends(a)	$10,492,809
Interest (including securities lending income of $30,179)	317,845

Total income	10,810,654

Expenses:

Management fees	5,607,738
Transfer agent fees	280,387
Custody and accounting fees	136,584
Professional fees	50,666
Printing fees	40,766
Trustee fees	14,439
Other	19,124

Total expenses	6,149,704

Less — expense reductions	(2,745)

Net expenses	6,146,959

NET INVESTMENT INCOME	4,663,695

Realized and unrealized gain on investment transactions:

Net realized gain from investment transactions	96,038,101
Net increase from payment by affiliates to reimburse certain brokerage commissions	4,488
Net change in unrealized gain on investments	71,810,943

Net realized and unrealized gain on investment transactions	167,853,532

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$172,517,227

(a)	Foreign taxes withheld on dividends were $13,726.

The accompanying notes are an integral part of these financial statements.

9

 GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	December 31, 2004	December 31, 2003

From operations:

Net investment income	$4,663,695	$4,414,044
Net realized gain on investment transactions	96,038,101	15,687,799
Net increase from payment by affiliates to reimburse certain brokerage commissions	4,488	—
Net change in unrealized gain on investments	71,810,943	97,691,989

Net increase in net assets resulting from operations	172,517,227	117,793,832

Distributions to shareholders:

From net investment income	(4,829,536)	(4,441,591)
From net realized gain on investment transactions	(77,536,102)	(5,830,111)

Total distributions to shareholders	(82,365,638)	(10,271,702)

From share transactions:

Proceeds from sales of shares	221,280,141	161,701,075
Reinvestment of dividends and distributions	82,365,638	10,271,702
Cost of shares repurchased	(54,569,105)	(59,108,989)

Net increase in net assets resulting from share transactions	249,076,674	112,863,788

TOTAL INCREASE	339,228,263	220,385,918

Net assets:

Beginning of year	577,923,039	357,537,121

End of year	$917,151,302	$577,923,039

Accumulated undistributed net investment income	$123,988	$—

Summary of share transactions:

Shares sold	15,134,517	14,040,664
Shares issued on reinvestment of dividends and distributions	5,458,182	788,917
Shares repurchased	(3,828,587)	(5,300,708)

NET INCREASE	16,764,112	9,528,873

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from											Ratios assuming no
		investment operations			Distributions to shareholders								expense reductions

			Net									Ratio of	Ratio of	Ratio of
	Net asset		realized			From		Net asset		Net assets	Ratio of	net investment	total	net investment
	value,	Net	and	Total from	From net	net		value,		at end	net expenses	income	expenses	income	Portfolio
	beginning	investment	unrealized	investment	investment	realized	Total	end of	Total	of year	to average	to average	to average	to average	turnover
	of year	income(b)	gain (loss)	operations	income	gain	distributions	year	return(a)	(in 000s)	net assets	net assets	net assets	net assets	rate

For the Years Ended December 31,

2004	$13.37	$0.10	$3.34	$3.44	$(0.09)	$(1.44)	$(1.53)	$15.28	25.88%	$917,151	0.88%	0.67%	0.88%	0.67%	72%
2003	10.61	0.12	2.89	3.01	(0.11)	(0.14)	(0.25)	13.37	28.39	577,923	0.91	1.02	0.91	1.02	64
2002	11.29	0.14	(0.67)	(0.53)	(0.12)	(0.03)	(0.15)	10.61	(4.69)	357,537	0.91	1.20	0.91	1.20	95
2001	10.67	0.14	1.14	1.28	(0.11)	(0.55)	(0.66)	11.29	12.05	243,521	0.93	1.27	0.94	1.26	82
2000	8.42	0.15	2.45	2.60	(0.08)	(0.27)	(0.35)	10.67	31.07	101,657	1.04	1.60	1.22	1.42	101

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.
(b)	Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.

11

 GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Notes to Financial Statements

December 31, 2004

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Mid Cap Value Fund (the “Fund”). The Fund is a diversified portfolio under the Act.
     Shares of the Trust may be purchased and held by separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Trust are not offered directly to the general public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in securities traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

B. Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gains distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in-capital.
     In addition, distributions paid by the Fund’s investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Fund as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, an equity REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital, and is generally not taxable to shareholders.

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line or pro rata basis depending upon the nature of the expense.

E. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions,

12

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
the Fund is required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

3. AGREEMENTS

GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly, at an annual rate equal to 0.80% of the average daily net assets of the Fund.
     GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management Fees, Transfer Agent fees and expenses, taxes, interest, brokerage fees, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.25% of the average daily net assets of the Fund. GSAM may waive or modify the expense limitation for the Fund, at its discretion, at anytime. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. For the year ended December 31, 2004, GSAM made no reimbursements to the Fund.
     In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. For the year ended December 31, 2004, custody fees were reduced by approximately $3,000.
     Goldman Sachs also serves as the transfer agent of the Fund for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate of 0.04% of the average daily net assets of the Fund. Goldman Sachs serves as the distributor of the Fund’s shares at no cost to the Fund.
     At December 31, 2004, the amounts owed to affiliates were approximately $600,000 and $30,000 for Management and Transfer Agent fees, respectively.

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds of sales and maturities of long term securities for the year ended December 31, 2004, were $668,474,040 and $494,043,163, respectively. For the year ended December 31, 2004, Goldman Sachs earned approximately $50,500 of brokerage commissions from portfolio transactions, executed on behalf of the Fund.
     GSAM voluntarily made a one-time reimbursement of approximately $4,800 to the Fund for certain brokerage commissions, including interest, paid by the Fund over the course of several years.

13

 GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Notes to Financial Statements (continued)
December 31, 2004

5. SECURITIES LENDING

Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through its securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the year ended December 31, 2004, is reported parenthetically on the Statement of Operations. A portion of this amount, $451, represents compensation earned by the Fund from lending its securities to Goldman Sachs. For the year ended December 31, 2004, BGA earned $5,325 in fees as securities lending agent. At December 31, 2004, the Fund loaned securities having a market value of $24,411,290 collateralized by cash in the amount of $25,090,750. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

6 LINE OF CREDIT FACILITY

The Fund participates in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, the Fund must own securities having a market value in excess of 300% (400% prior to May 26, 2004) of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. This committed facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. During the year ended December 31, 2004, the Fund did not have any borrowings under this facility.

7. ADDITIONAL TAX INFORMATION

The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 were as follows:

	For the year ended December 31,

	2004	2003

Distributions paid from:
Ordinary income	$36,189,251	$5,595,351
Net long-term capital gains	46,176,387	4,676,351

Total taxable distributions	$82,365,638	$10,271,702

14

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

7. ADDITIONAL TAX INFORMATION (continued)
     As of December 31, 2004, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income — net	$5,970,416
Undistributed long-term capital gains	11,077,822

Total undistributed earnings	$17,048,238
Timing differences (related to the recognition of certain REIT dividends for tax purposes)	123,988
Unrealized gains — net	171,129,403

Total accumulated earnings — net	$188,301,629

     At December 31, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax cost	$779,917,968

Gross unrealized gain	174,692,158
Gross unrealized loss	(3,562,755)

Net unrealized security gain	$171,129,403

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and return of capital distributions from underlying fund investments.

8. CERTAIN RECLASSIFICATIONS

In order to present certain components of the Fund’s capital accounts on a tax basis, certain reclassifications have been recorded to the Fund’s accounts. The Fund reclassified $289,829 from accumulated net realized gain on investment transactions to accumulated undistributed net investment income. This reclassification has no impact on the net asset value of the Fund. Reclassifications result primarily from the difference in the tax treatment of dividend redesignations.

15

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Goldman Sachs Variable Insurance Trust

We have audited the accompanying statement of assets and liabilities of Goldman Sachs Mid Cap Value Fund (one of the funds comprising the Goldman Sachs Variable Insurance Trust) (the “Fund”), including the statement of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Goldman Sachs Mid Cap Value Fund at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 9, 2005

16

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Fund Expenses (Unaudited) — Six Month Period Ended December 31, 2004

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 through December 31, 2004.

Actual Expenses — The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

			Expenses Paid
	Beginning	Ending	for the
	Account	Account	6 months
	Value	Value	ended
	7/1/04	12/31/04	12/31/04*

Actual	$1,000	$1,140.30	$4.75
Hypothetical 5% return	1,000	1,020.70 +	4.48

*	Expenses are calculated using the Fund’s annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended December 31, 2004. Expenses are calculated by multiplying the annualized expense ratio by the average account value for such period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half year may differ from expense ratios based on one-year data in the Financial Highlights. The annualized net expense ratio for the period was 0.88%.

+	Hypothetical expenses are based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses.

17

 GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Trustees and Officers (Unaudited)

Independent Trustees

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

Ashok N. Bakhru Age: 62	Chairman & Trustee	Since 1991	President, ABN Associates (July 1994-March 1996 and November 1998-Present); Executive Vice President—Finance and Administration and Chief Financial Officer, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996-November 1998); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989-Present); Member of Cornell University Council (1992-Present); Trustee of the Walnut Street Theater (1992-Present); Trustee, Scholarship America (1998-Present); Director, Private Equity Investors—III and IV (November 1998-Present), and Equity-Limited Investors II (April 2002-Present); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000-2003).

			Chairman of the Board and Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

John P. Coblentz, Jr. Age: 63	Trustee	Since 2003	Partner, Deloitte & Touche LLP (June 1975-May 2003). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

Patrick T. Harker Age: 46	Trustee	Since 2000	Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000-Present); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999-Present); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997-August 2000). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

Mary P. McPherson Age: 69	Trustee	Since 1997	Vice President, The Andrew W. Mellon Foundation (provider of grants for conservation, environmental and educational purposes) (October 1997-Present); Director, Smith College (1998-Present); Director, Josiah Macy, Jr. Foundation (health educational programs) (1977-Present); Director, Philadelphia Contributionship (insurance) (1985-Present); Director Emeritus, Amherst College (1986-1998); Director, The Spencer Foundation (educational research) (1993-February 2003); member of PNC Advisory Board (banking) (1993-1998); and Director, American School of Classical Studies in Athens (1997-Present).

			Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

Wilma J. Smelcer Age: 55	Trustee	Since 2001	Chairman, Bank of America, Illinois (banking) (1998-January 2001); and Governor, Board of Governors, Chicago Stock Exchange (national securities exchange) (April 2001-April 2004). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	Lawson Products Inc. (distributor of industrial products).

Richard P. Strubel Age: 65	Trustee	Since 1987	Vice Chairman and Director, Unext, Inc. (provider of educational services via the internet) (2003-Present); President, COO and Director, Unext, Inc. (1999-2003); Director, Cantilever Technologies, Inc. (a private software company) (1999-Present); Trustee, The University of Chicago (1987-Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990-1999). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	Gildan Activewear Inc. (an activewear clothing marketing and manufacturing company); Unext, Inc. (provider of educational services via the internet); Northern Mutual Fund Complex (53 Portfolios).

18

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Interested Trustees (Unaudited)

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

*Alan A. Shuch Age: 55	Trustee	Since 1990	Advisory Director—GSAM (May 1999-Present); Consultant to GSAM (December 1994-May 1999); and Limited Partner, Goldman Sachs (December 1994-May 1999). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

*Kaysie P. Uniacke Age: 43	Trustee & President	Since 2001 Since 2002	Managing Director, GSAM (1997-Present). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies). President—Goldman Sachs Mutual Fund Complex (2002- Present) (registered investment companies). Assistant Secretary—Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).	63	None

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, One New York Plaza, 37th Floor, New York, New York, 10004, Attn: Howard B. Surloff.
[2]	The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997.
[3]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the date the Trustee attains the age of 72 years (in accordance with the current resolutions of the Board of Trustees, which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust.
[4]	The Goldman Sachs Mutual Fund Complex consists of the Trust and Goldman Sachs Variable Insurance Trust. As of December 31, 2004, the Trust consisted of 57 portfolios, including the Funds described in this Annual Report, and Goldman Sachs Variable Insurance Trust consisted of 6 portfolios.
[5]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-292-4726

19

 GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Trustees and Officers (Unaudited) (continued)

Officers of the Trust*

Term of
Office and
	Position(s) Held	Length of
Name, Address And Age	With the Trust	Time Served[1]	Principal Occupation(s) During Past 5 Years

Kaysie P. Uniacke 32 Old Slip New York, NY 10005 Age: 43	President & Trustee	Since 2002 Since 2001	Managing Director, GSAM (1997-Present).

Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).

President—Goldman Sachs Mutual Fund Complex (registered investment companies).

Assistant Secretary—Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).

James A. Fitzpatrick 4900 Sears Tower Chicago, IL 60606 Age: 44	Vice President	Since 1997	Managing Director, Goldman Sachs (October 1999-Present); and Vice President of GSAM (April 1997-December 1999). Vice President—Goldman Sachs Mutual Fund Complex (registered investment companies).

James A. McNamara 32 Old Slip New York, NY 10005 Age: 42	Vice President	Since 2001	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

Vice President—Goldman Sachs Mutual Fund Complex (registered investment companies).

Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies) (December 2002-May 2004).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 40	Treasurer	Since 1997	Managing Director, Goldman Sachs (November 2003-Present) and Vice President, Goldman Sachs (July 1995-November 2003). Treasurer—Goldman Sachs Mutual Fund Complex (registered investment companies).

Howard B. Surloff One New York Plaza 37th Floor New York, NY 10004 Age: 39	Secretary	Since 2001	Managing Director, Goldman Sachs (November 2002-Present); Associate General Counsel, Goldman Sachs and General Counsel to the U.S. Funds Group (December 1997-Present).

Secretary—Goldman Sachs Mutual Fund Complex (registered investment companies) (2001-Present) and Assistant Secretary prior thereto.

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

20

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Goldman Sachs Variable Insurance Trust Mid Cap Value Fund — Tax Information (Unaudited)

For the year ended December 31, 2004, 20.06% of the dividends paid from net investment company taxable income by the Fund qualify for the dividends received deduction available to corporations.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $46,176,387 as capital gain dividends paid during the year ended December 31, 2004.

21

TRUSTEES	OFFICERS
Ashok N. Bakhru, Chairman	Kaysie P. Uniacke, President
John P. Coblentz, Jr.	James A. Fitzpatrick, Vice President
Patrick T. Harker	James A. McNamara, Vice President
Mary Patterson McPherson	John M. Perlowski, Treasurer
Alan A. Shuch	Howard B. Surloff, Secretary
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke
GOLDMAN, SACHS & CO. Distributor and Transfer Agent
GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser
Visit our internet address: www.gs.com/funds to obtain the most recent month-end returns.
The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“the Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus for the Fund. Please consider the Fund’s objectives, risks and charges and expenses, and read the Prospectus carefully before investing.
Holdings are as of December 31, 2004 and are subject to change in the future. Fund holdings of stocks or bonds should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.
The Fund is subject to the risk of rising and falling stock prices. In recent years, the U.S. stock market has experienced substantial price volatility.
Toll Free (in U.S.): 800-292-4726
This report is prepared for the general information of contract owners and is not an offer of shares of the Goldman Sachs Variable Insurance Trust: Mid Cap Value Fund.

© Copyright 2005 Goldman, Sachs & Co. All rights reserved. Date of first use: February 18, 2005

VITMIDCAPAR

Goldman
Sachs Variable Insurance Trust
GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, NEW YORK, NEW YORK 10005
International Equity Fund

Annual Report
December 31, 2004

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Shareholder Letter

Dear Shareholders:

This report provides an overview on the performance of the Goldman Sachs Variable Insurance Trust – International Equity Fund during the one-year reporting period that ended December 31, 2004.

Market Overview

U.S. investors in international equity markets were rewarded with strong returns in 2004 given the weakening dollar and significant returns in Asia (excluding Japan). The performance of international sectors diverged dramatically over the past year. Higher risk areas, especially the Information Technology sector, performed poorly as interest rates rose and corporate earnings growth moderated. However, Information Technology was one of the strongest performing sectors at the end of 2004. The Healthcare sector demonstrated significant weakness in the latter part of 2004. This was due to increased regulatory risk and the threat of generic drugs to pharmaceutical companies.

In contrast, the Energy sector dramatically outperformed the market over the fiscal year. This was a result of the significant rise in the price of oil in 2004. The international equity markets gained momentum in November and December of 2004, on the back of a drop in energy prices from their record high levels and a clear victor in the U.S. Presidential election.

Investment Objective

The Fund seeks long-term capital appreciation.

Portfolio Composition

Top 10 Portfolio Holdings as of December 31, 2004*

			% of Net
Company	Country	Business	Assets

Vodafone Group PLC	United Kingdom	Telecommunication Services	5.1%
Nestle SA	Switzerland	Food, Beverage & Tobacco	3.6
Total Fina Elf SA Class B	France	Energy	3.5
GlaxoSmithKline PLC	United Kingdom	Pharmaceuticals & Biotechnology	3.4
Novartis AG	Switzerland	Pharmaceuticals & Biotechnology	3.2
Zurich Financial Services AG	Switzerland	Insurance	3.0
Banco Bilbao Vizcaya Argentaria SA	Spain	Banks	3.0
WPP Group PLC	United Kingdom	Media	3.0
LVMH Moet Hennessy Louis Vuitton SA	France	Consumer Durables & Apparel	2.9
Hyundai Motor Co. GDR	South Korea	Automobiles & Components	2.6

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. Fund holdings of stocks or bonds should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

1

 GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Shareholder Letter (continued)

Performance Review

Over the one-year period that ended December 31, 2004, the Fund generated a cumulative total return of 13.48%. Over the same time period, the Fund’s benchmark, the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (unhedged with dividends reinvested), generated a cumulative total return of 20.70%.

In 2004, we saw a continued trend where larger, higher quality companies that weathered the difficult markets of 2001 and 2002 did not participate in the market rally of 2003 and 2004 as much as their more cyclical, smaller, highly leveraged peers. Our stock selection process, which has a bias towards high quality companies that should outperform over the market cycle, was therefore a leading contributor to the Fund’s underperformance. In addition, the Fund’s underweight to the strong performing Energy sector hurt results.

On the stock specific level, Yukos, Russia’s largest oil company, was the largest detractor from performance during the reporting period. We originally established a position in Yukos due to its attractive valuation and strong production growth prospects. We believed that Yukos possessed extensive reserves and had an excellent growth profile. These qualities made it a more attractive investment than a number of the major western oil companies that had been suffering from declining reserves, poor reserve replacement ratios, and rising production costs. Unfortunately, the Russian government’s ongoing attempts to extract large tax penalties from the company caused the position to detract meaningfully from performance. As part of this campaign, the Russian authorities froze Yukos’ assets, making it difficult for the company to settle this liability. In November of 2004, the already weak shares of Yukos traded down significantly after the company received additional tax claims totaling $9 billion. This brought Yukos’ total tax liability to $14 billion, a value greater than the approximate market value of the company. In light of this news, we accelerated our liquidation process and the stock is no longer held in the portfolio.

Another stock that hurt results was Nokia Corp., the world’s largest mobile telephone manufacturer. The competitive environment for Nokia products has become more intense. Nokia’s ability to execute its business strategy also deteriorated, resulting in lower margins and a reduced ability to sustain its historically high margins relative to the industry. We eliminated the position in the third quarter of 2004 as we believed the company’s earnings power had been impaired relative to its historical achievements and that its fair value was below the then current market price.

Conversely, Esprit Holdings Ltd., a Hong Kong-based clothing manufacturer, outperformed the market as it announced better-than-expected earnings for the duration of the year. Esprit demonstrated robust growth in the German market and began to show signs later in the year of penetration in the U.S.

We thank you for your investment and look forward to serving your investment needs in the future.

Goldman Sachs International Equity Portfolio Management Team

January 19, 2005

2

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Performance Summary
December 31, 2004

The following graph shows the value as of December 31, 2004, of a $10,000 investment made on January 12, 1998 (commencement of operations). For comparative purposes, the performance of the Fund’s benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index (“MSCI EAFE Index”) (unhedged) (with dividends reinvested), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects Fund level expenses but does not reflect fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Fund as an investment option for any contract or policy. Had performance reflected all of those fees and expenses, performance would have been reduced. Performance also would have been reduced had expense limitations not been in effect. In addition to the investment adviser’s decisions regarding issuer/ industry/ country investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a Fund.

International Equity Fund’s Lifetime Performance

Growth of a $10,000 investment, Distributions Reinvested from January 12, 1998 to December 31, 2004.

	Since Inception	Five Years	One Year

Average Annual Total Return Through December 31, 2004

International Equity Fund (commenced January 12, 1998)	4.30%	-3.25%	13.48%

3

 GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Statement of Investments
December 31, 2004

Shares	Description	Value
Common Stocks – 99.0%

France – 15.9%
32,097	Cap Gemini SA* (Software & Services)	$1,023,965
26,084	L’Oreal SA (Household & Personal Products)	1,971,396
41,409	LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)	3,159,017
77,531	Pages Jaunes*@ (Media)	1,873,424
44,727	PSA Peugeot Citroen (Automobiles & Components)	2,825,855
37,733	Schneider Electric SA (Capital Goods)	2,614,231
17,603	Total Fina Elf SA Class B@ (Energy)	3,839,536

		17,307,424

Germany – 6.0%
23,805	Bayerische Motoren Werke (BMW) AG@ (Automobiles & Components)	1,070,430
44,534	Deutsche Boerse AG* (Diversified Financials)	2,673,131
9,591	SAP AG (Software & Services)	1,693,905
13,624	Schering AG (Pharmaceuticals & Biotechnology)	1,010,507

		6,447,973

Greece – 1.3%
51,980	OPAP SA (Hotels Restaurants & Leisure)	1,430,833

Hong Kong – 7.0%
290,320	Dah Sing Banking Group Ltd. (Banks)	601,347
147,713	Dah Sing Financial Group (Banks)	1,146,873
408,000	Esprit Holdings Ltd. (Retailing)	2,465,927
604,000	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	1,320,292
294,000	Wing Hang Bank Ltd. (Banks)	2,066,035

		7,600,474

Italy – 2.5%
575,158	Banca Intesa SpA (Banks)	2,752,407

Japan – 13.2%
67,400	Credit Saison Co. Ltd. (Diversified Financials)	2,459,224
77,500	Konica Minolta Holdings, Inc. (Technology Hardware & Equipment)	1,031,808
134	Millea Holdings, Inc. (Insurance)	1,991,603
222,000	Mitsui Fudosan Co. Ltd. (Real Estate)	2,696,843
5,000	OBIC Co. Ltd. (Software & Services)	990,812
94,000	RICOH Co. Ltd.@ (Technology Hardware & Equipment)	1,816,706
46,100	Shin-Etsu Chemical Co. Ltd. (Materials)	1,890,661
17,780	USS Co. Ltd. (Retailing)	1,489,242

		14,366,899

Netherlands – 4.9%
62,335	European Aeronautic Defence & Space Co.@ (Capital Goods)	1,801,270
58,581	ING Groep NV (Diversified Financials)	1,764,353
57,634	VNU NV (Media)	1,692,739

		5,258,362

Norway – 2.1%
249,092	Telenor ASA (Telecommunication Services)	2,254,325

Russia – 0.6%
4,800	Mobile Telesystems ADR (Telecommunication Services)	664,848

South Korea – 3.7%
108,830	Hyundai Motor Co. GDR†@ (Automobiles & Components)	2,829,580
1,000	Samsung Electronics Co. Ltd. GDR† (Semiconductors & Semiconductor Equipment)	219,000
4,400	Samsung Electronics Co. Ltd. GDR (Semiconductors & Semiconductor Equipment)	965,519

		4,014,099

Spain – 3.0%
184,423	Banco Bilbao Vizcaya Argentaria SA (Banks)	3,257,521

Sweden – 4.6%
559,588	Skandia Forsakrings AB (Insurance)	2,773,779
704,627	Telefonaktiebolaget LM Ericsson* (Technology Hardware & Equipment)	2,210,956

		4,984,735

Switzerland – 11.8%
52,890	Credit Suisse Group (Diversified Financials)	2,215,789
14,873	Nestle SA (Food, Beverage & Tobacco)	3,868,525
68,225	Novartis AG (Pharmaceuticals & Biotechnology)	3,421,714
19,664	Zurich Financial Services AG (Insurance)	3,263,091

		12,769,119

Taiwan – 1.5%
176,363	Hon Hai Precision Industry Co. Ltd.@ (Technology Hardware & Equipment)	1,663,103

The accompanying notes are an integral part of these financial statements.

4

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

United Kingdom – 20.9%
102,671	British Sky Broadcasting Group PLC (Media)	$1,105,390
38,926	Carnival PLC (Hotels Restaurants & Leisure)	2,369,900
155,445	GlaxoSmithKline PLC (Pharmaceuticals & Biotechnology)	3,641,905
143,116	HBOS PLC (Banks)	2,321,231
35,864	Man Group PLC (Diversified Financials)	1,009,941
237,220	Prudential PLC (Insurance)	2,052,123
2,029,920	Vodafone Group PLC (Telecommunication Services)	5,511,257
372,851	WM. Morrison Supermarket PLC (Food & Staples Retailing)	1,477,692
295,395	WPP Group PLC (Media)	3,232,329

		22,721,768

TOTAL COMMON STOCKS
(Cost $87,758,027)		107,493,890

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation – 1.0%

State Street Bank & Trust Euro Time Deposit
$1,100,000	2.19%	01/03/2005
(Cost $1,100,000)			$1,100,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $88,858,027)			$108,593,890

Shares	Description	Value
Securities Lending Collateral – 6.5%

7,128,086	Boston Global Investment Trust – Enhanced Portfolio
(Cost $7,128,086)		$7,128,086

TOTAL INVESTMENTS – 106.5%
(Cost $95,986,113)		$115,721,976

As a % of
Net Assets
Common Stock Industry Classifications††

Automobiles & Components	6.2%
Banks	11.2
Capital Goods	4.1
Consumer Durables & Apparel	4.1
Diversified Financials	9.3
Energy	3.5
Food & Staples Retailing	1.4
Food, Beverage & Tobacco	3.6
Hotels Restaurants & Leisure	3.5
Household & Personal Products	1.8
Insurance	9.3
Materials	1.7
Media	7.3
Pharmaceuticals & Biotechnology	7.4
Real Estate	2.5
Retailing	3.6
Semiconductors & Semiconductor Equipment	1.1
Software & Services	3.4
Technology Hardware & Equipment	6.2
Telecommunication Services	7.8

TOTAL COMMON STOCK	99.0%

*	Non-income producing security.

@	All or a portion of security is on loan.

†	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $3,048,580, which represent approximately 2.8% of net assets as of December 31, 2004.

††	Industry concentrations greater than one-tenth of one percent are disclosed.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

The accompanying notes are an integral part of these financial statements.

5

 GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Statement of Investments (continued)
December 31, 2004

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS — At December 31, 2004, the International Equity Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

				Unrealized
Open Forward Foreign Currency	Expiration	Value on	Current
Purchase Contracts	Date	Settlement Date	Value	Gain	Loss

Australian Dollar	01/28/2005	$5,416,091	$5,376,060	$—	$40,031
	03/16/2005	658,000	664,053	6,053	—
	03/16/2005	1,303,050	1,298,203	—	4,847
British Pounds	01/21/2005	4,510,930	4,665,652	154,722	—
	03/16/2005	1,978,000	1,953,865	—	24,135
Canadian Dollar	03/16/2005	1,326,984	1,310,501	—	16,483
Danish Krone	01/26/2005	813,036	828,664	15,628	—
Euro Currency	01/26/2005	902,775	921,589	18,814	—
	03/16/2005	1,956,089	1,988,359	32,270	—
Japanese Yen	01/31/2005	9,333,881	9,444,495	110,614	—
	03/16/2005	3,885,276	3,906,734	21,458	—
New Zealand Dollar	02/18/2005	245,347	249,401	4,054	—
Norwegian Krone	01/20/2005	780,108	784,314	4,206	—
	03/16/2005	2,672,188	2,694,474	22,286	—
Singapore Dollar	01/20/2005	896,988	904,447	7,459	—
Swedish Krona	03/16/2005	1,978,000	1,990,359	12,359	—
Swiss Franc	03/16/2005	667,000	672,232	5,232	—

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$39,323,743	$39,653,402	$415,155	$85,496

				Unrealized
Open Forward Foreign Currency	Expiration	Value on	Current
Sale Contracts	Date	Settlement Date	Value	Gain	Loss

Australian Dollar	03/16/2005	$3,292,000	$3,353,643	$—	$61,643
British Pounds	03/16/2005	1,353,555	1,375,469	—	21,914
Canadian Dollar	03/16/2005	670,000	666,003	3,997	—
	03/16/2005	1,311,000	1,337,202	—	26,202
Euro Currency	03/16/2005	1,968,000	2,011,452	—	43,452
Japanese Yen	03/16/2005	1,315,000	1,343,120	—	28,120
Hong Kong Dollar	03/09/2005	5,654,463	5,653,981	482	—
Norwegian Krone	01/20/2005	2,391,033	2,452,084	—	61,051
	03/16/2005	668,000	677,177	—	9,177
Swedish Krona	03/16/2005	1,336,969	1,349,047	—	12,078
	03/18/2005	1,872,050	1,898,372	—	26,322
Swiss Franc	01/24/2005	4,807,699	4,906,087	—	98,388
	03/16/2005	3,979,860	3,999,175	—	19,315

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$30,619,629	$31,022,812	$4,479	$407,662

The accompanying notes are an integral part of these financial statements.

6

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Statement of Assets and Liabilities
December 31, 2004

Assets:

Investment in securities, at value (identified cost $88,858,027)	$108,593,890
Securities lending collateral, at value	7,128,086
Cash	420
Foreign currencies, at value (identified cost $57,177)	57,178
Receivables:
Forward foreign currency exchange contracts	419,634
Dividends and interest, at value	183,909
Due from brokers on closed but unsettled futures	60,520
Reimbursement from adviser	20,073
Securities lending income	9,262
Fund shares sold	2,826

Total assets	116,475,798

Liabilities:

Payables:
Payable upon return of securities loaned	7,128,086
Forward foreign currency exchange contracts	493,158
Amounts owed to affiliates	93,579
Fund shares repurchased	49,368
Accrued expenses	87,575

Total liabilities	7,851,766

Net Assets:

Paid-in capital	144,318,337
Accumulated undistributed net investment income	420,026
Accumulated net realized loss on investment, futures and foreign currency related transactions	(55,785,350)
Net unrealized gain on investments and translation of assets and liabilities denominated in foreign currencies	19,671,019

NET ASSETS	$108,624,032

Total shares of beneficial interest outstanding, par value $0.001 (unlimited shares authorized)	10,224,154
Net asset value, offering and redemption price per share	$10.62

The accompanying notes are an integral part of these financial statements.

7

 GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Statement of Operations
For the Year Ended December 31, 2004

Investment income:

Dividends(a)	$1,832,321
Interest (including securities lending income of $143,509)	154,767

Total income	1,987,088

Expenses:

Management fees	1,019,839
Custody and accounting fees	211,734
Professional fees	42,165
Printing fees	41,236
Transfer agent fees	40,794
Trustee fees	14,439
Other	2,783

Total expenses	1,372,990

Less — expense reductions	(149,532)

Net expenses	1,223,458

NET INVESTMENT INCOME	763,630

Realized and unrealized gain (loss) on investment, futures and foreign currency related transactions:

Net realized gain from:
Investment transactions	5,838,405
Futures transactions	35,157
Foreign currency related transactions	211,223
Net change in unrealized gain (loss) on:
Investments	6,018,606
Translation of assets and liabilities denominated in foreign currencies	(122,334)

Net realized and unrealized gain on investment, futures and foreign currency related transactions	11,981,057

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,744,687

(a)	Foreign taxes withheld on dividends were $217,110.

The accompanying notes are an integral part of these financial statements.

8

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Statements of Changes in Net Assets

	For the Year	For the Year
	Ended	Ended
	December 31,	December 31,
	2004	2003

From operations:

Net investment income	$763,630	$84,538
Net realized gain on investment, futures and foreign currency related transactions	6,084,785	463,753
Net change in unrealized gain on investments and translation of assets and liabilities denominated in foreign currencies	5,896,272	7,435,932

Net increase in net assets resulting from operations	12,744,687	7,984,223

Distributions to shareholders:

From net investment income	(1,154,644)	(641,177)

From share transactions:

Proceeds from sales of shares	5,062,404	3,347,815
Proceeds in connection with merger	—	85,111,633
Reinvestment of dividends and distributions	1,154,644	641,177
Cost of shares repurchased	(15,975,317)	(2,865,383)

Net increase (decrease) in net assets resulting from share transactions	(9,758,269)	86,235,242

TOTAL INCREASE	1,831,774	93,578,288

Net assets:

Beginning of year	106,792,258	13,213,970

End of year	$108,624,032	$106,792,258

Accumulated undistributed (distributions in excess of) net investment income	$420,026	$(366,918)

Summary of share transactions:

Shares sold	520,639	427,150
Shares issued in connection with merger	—	9,311,989
Shares issued on reinvestment of dividends and distributions	111,462	71,006
Shares repurchased	(1,676,423)	(364,591)

NET INCREASE (DECREASE)	(1,044,322)	9,445,554

The accompanying notes are an integral part of these financial statements.

9

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from												Ratios assuming no
		investment operations			Distributions to shareholders									expense reductions

			Net										Ratio of	Ratio of	Ratio of
	Net asset		realized				From		Net asset		Net assets	Ratio of	net investment	total	net investment
	value,	Net	and	Total from	From net	From tax	net		value,		at end of	net expenses	income	expenses	income (loss)	Portfolio
	beginning	investment	unrealized	investment	investment	return of	realized	Total	end of	Total	year	to average	to average	to average	to average	turnover
	of year	income(b)	gain (loss)	operations	income	capital	gain	distributions	year	return(a)	(in 000s)	net assets	net assets	net assets	net assets	rate

For the Years ended December 31,

2004	$9.48	$0.07	$1.18	$1.25	$(0.11)	$—	$—	$(0.11)	$10.62	13.48%	$108,624	1.20%	0.75%	1.35%	0.60%	63%
2003	7.25	0.04	2.53	2.57	(0.34)	—	—	(0.34)	9.48	35.49	106,792	1.37	0.49	2.60	(0.74)	49
2002	8.99	0.03	(1.68)	(1.65)	(0.09)	—	—	(0.09)	7.25	(18.34)	13,214	1.46	0.32	2.96	(1.18)	86
2001	11.78	0.05	(2.68)	(2.63)	(0.09)	(0.04)	(0.03)	(0.16)	8.99	(22.26)	17,773	1.35	0.47	2.05	(0.23)	76
2000	14.47	0.05	(1.99)	(1.94)	—	—	(0.75)	(0.75)	11.78	(13.19)	29,261	1.34	0.37	1.99	(0.28)	70

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.
(b)	Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.

10

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Notes to Financial Statements
December 31, 2004

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs International Equity Fund (the “Fund”). The Fund is a diversified portfolio under the Act.

     Shares of the Trust may be purchased and held by separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Trust are not offered directly to the general public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in securities traded on a foreign securities exchange are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.

     Investments in securities traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/ dealer supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed inaccurate by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

B. Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. In addition, it is the Fund’s policy to accrue for estimated capital gains taxes on foreign securities held by the Fund which are subject to such taxes.

11

 GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Notes to Financial Statements (continued)
December 31, 2004

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gains distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in-capital.

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line or pro rata basis depending upon the nature of the expense.

E. Foreign Currency Translations — The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are not segregated in the Statement of Operations from the effects of changes in market prices of those securities and derivative instruments, but are included with the net realized and unrealized gain or loss on securities and derivative instruments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized appreciation/depreciation on foreign currency related transactions.

F. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

G. Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 2004, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

12

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

H. Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

3. AGREEMENTS

Pursuant to the Investment Management Agreement (the “Agreement”), Goldman Sachs Asset Management International (“GSAMI”), an affiliate of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), serves as the investment adviser to the Fund. Under the Agreement, GSAMI, subject to the general supervision of the Trust’s Board of Trustees, manages the Fund’s portfolios.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAMI is entitled to a fee (“Management Fee”) computed daily and payable monthly, equal to an annual percentage rate of 1.00% of the Fund’s average daily net assets.
     The investment adviser has voluntarily agreed to limit “Other Expenses” (excluding Management Fees, Transfer Agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.16% of the average daily net assets of the Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAMI for prior fiscal year expense reimbursements, if any. For the year ended December 31, 2004, GSAMI reimbursed approximately $149,200.
     In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. For the year ended December 31, 2004, custody fees were reduced by approximately $300.
     Goldman Sachs also serves as the transfer agent of the Fund for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate of 0.04% of the average daily net assets of the Fund. Goldman Sachs serves as the distributor of the Fund’s shares at no cost to the Fund.
     At December 31, 2004, the amounts owed to affiliates were approximately $90,000 and $3,600 for Management and Transfer Agent fees, respectively.

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds of sales and maturities of long term securities for the year ended December 31, 2004, were $63,571,439 and $71,901,007, respectively. For the year ended December 31, 2004, Goldman Sachs earned approximately $4,600 of brokerage commissions from portfolio transactions, including futures transactions, executed on behalf of the Fund.

5. SECURITIES LENDING

Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through its securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman

13

 GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Notes to Financial Statements (continued)
December 31, 2004

5. SECURITIES LENDING (continued)
Sachs, to certain qualified borrowers including Goldman Sachs. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the year ended December 31, 2004, is reported parenthetically on the Statement of Operations. A portion of this amount, $4,897, represents compensation earned by the Fund from lending its securities to Goldman Sachs. For the year ended December 31, 2004, BGA earned $25,323 in fees as securities lending agent. At December 31, 2004, the Fund loaned securities having a market value of $6,776,511 collateralized by cash in the amount of $7,128,086. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. At December 31, 2004, the amount payable to Goldman Sachs upon return of securities loaned is $54,000.

6. LINE OF CREDIT FACILITY

The Fund participates in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, the Fund must own securities having a market value in excess of 300% (400% prior to May 26, 2004) of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. This committed facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. During the year ended December 31, 2004, the Fund did not have any borrowings under this facility.

7. ADDITIONAL TAX INFORMATION

The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 was as follows:

	For the year ended December 31,

	2004	2003

Distributions paid from:
Ordinary income	$1,154,644	$641,177

Total taxable distributions	$1,154,644	$641,177

14

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

7. ADDITIONAL TAX INFORMATION (continued)

As of December 31, 2004, the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed ordinary income — net	$322,933
Capital loss carryforward:*
Expiring 2008	(17,055,611)
Expiring 2009	(27,159,909)
Expiring 2010	(8,409,296)
Expiring 2011	(609,034)

Total capital loss carryforward	(53,233,850)
Timing differences (post October losses)	(914,343)
Unrealized gains — net	18,130,955

Total accumulated losses — net	$(35,694,305)

*	Utilization of these losses may be limited under the Internal Revenue Code.

At December 31, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax cost	$97,623,270

Gross unrealized gain	18,327,521
Gross unrealized loss	(228,815)

Net unrealized security gain	$18,098,706

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and certain forward currency contracts.

8. CERTAIN RECLASSIFICATIONS

In order to present certain components of the Fund’s capital accounts on a tax basis, certain reclassifications have been recorded to the Fund’s accounts. The Fund reclassified $206,560 and $1,177,958 to paid-in capital and accumulated undistributed net investment income, respectively, from accumulated net realized loss on investment, futures and foreign currency related transactions. This reclassification has no impact on the net asset value of the Fund. Reclassifications result primarily from the difference in the tax treatment of foreign currency transactions, realized capital gain taxes and investments in passive foreign investment companies.

9. MERGERS AND REORGANIZATIONS

At a meeting held on September 18, 2003, the Board of Trustees of the Trust approved (i) an Agreement and Plan of Reorganization (the “Protective Agreement”) providing for the tax-free acquisition of the International Equity Fund of Protective Investment Company by the Fund. The acquisition was completed on December 19, 2003 following the approval of the Protective Fund shareholders on December 9, 2003.
     Pursuant to the Protective Agreement, the assets and liabilities of the Protective International Equity Fund were transferred to the Fund in a tax-free exchange for shares of the Fund as follows:

			Acquired Fund’s
	Exchanged Shares	Value of	Shares Outstanding
Survivor/Acquired Fund	of Survivor Issued	Exchanged Shares	as of December 19, 2003

International Equity/ Protective International Equity	9,311,989	$85,111,633	9,431,932

15

 GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Notes to Financial Statements (continued)
December 31, 2004

9. MERGERS AND REORGANIZATIONS (continued)

The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Acquired Fund’s unrealized appreciation (depreciation) and capital loss carryforwards.

Survivor Fund’s
	Survivor Fund’s	Acquired Fund’s			Aggregate
	Aggregate	Aggregate	Acquired Fund’s		Net Assets
	Net Assets	Net Assets	Unrealized	Acquired Fund’s	immediately
	before	before	Appreciation/	Capital Loss	after
Survivor/Acquired Fund	acquisition	acquisition	(Depreciation)	Carryforward*	acquisition

International Equity/ Protective International Equity	$18,015,399	$85,111,633	$8,640,456	$(50,026,977)	$103,127,032

*	For U.S. federal income tax purposes, certain limitations may apply to the utilization of the Acquired Fund’s capital loss carryforwards.

16

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Goldman Sachs Variable Insurance Trust

We have audited the accompanying statement of assets and liabilities of Goldman Sachs International Equity Fund (one of the funds comprising the Goldman Sachs Variable Insurance Trust) (the “Fund”), including the statement of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Goldman Sachs International Equity Fund at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 9, 2005

17

 GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Fund Expenses (Unaudited) — Six Month Period Ended December 31, 2004

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 through December 31, 2004.

Actual Expenses — The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

			Expenses Paid
			for the
	Beginning	Ending Account	6 months
	Account Value	Value	ended
	7/1/04	12/31/04	12/31/04*

Actual	$1,000	$1,134.80	$6.44
Hypothetical 5% return	1,000	1,019.11 +	6.09

*	Expenses are calculated using the Fund’s annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended December 31, 2004. Expenses are calculated by multiplying the annualized expense ratio by the average account value for such period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half year may differ from expense ratios based on one-year data in the Financial Highlights. The annualized net expense ratio for the period was 1.20%.

+	Hypothetical expenses are based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses.

18

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Trustees and Officers (Unaudited)

Independent Trustees

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

Ashok N. Bakhru Age: 62	Chairman & Trustee	Since 1991	President, ABN Associates (July 1994-March 1996 and November 1998-Present); Executive Vice President—Finance and Administration and Chief Financial Officer, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996-November 1998); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989-Present); Member of Cornell University Council (1992-Present); Trustee of the Walnut Street Theater (1992-Present); Trustee, Scholarship America (1998-Present); Director, Private Equity Investors—III and IV (November 1998-Present), and Equity-Limited Investors II (April 2002-Present); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000-2003).

			Chairman of the Board and Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

John P. Coblentz, Jr. Age: 63	Trustee	Since 2003	Partner, Deloitte & Touche LLP (June 1975-May 2003). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

Patrick T. Harker Age: 46	Trustee	Since 2000	Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000-Present); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999-Present); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997-August 2000). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

Mary P. McPherson Age: 69	Trustee	Since 1997	Vice President, The Andrew W. Mellon Foundation (provider of grants for conservation, environmental and educational purposes) (October 1997-Present); Director, Smith College (1998-Present); Director, Josiah Macy, Jr. Foundation (health educational programs) (1977-Present); Director, Philadelphia Contributionship (insurance) (1985-Present); Director Emeritus, Amherst College (1986-1998); Director, The Spencer Foundation (educational research) (1993-February 2003); member of PNC Advisory Board (banking) (1993-1998); and Director, American School of Classical Studies in Athens (1997-Present).

			Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

Wilma J. Smelcer Age: 55	Trustee	Since 2001	Chairman, Bank of America, Illinois (banking) (1998-January 2001); and Governor, Board of Governors, Chicago Stock Exchange (national securities exchange) (April 2001-April 2004). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	Lawson Products Inc. (distributor of industrial products).

Richard P. Strubel Age: 65	Trustee	Since 1987	Vice Chairman and Director, Unext, Inc. (provider of educational services via the internet) (2003-Present); President, COO and Director, Unext, Inc. (1999-2003); Director, Cantilever Technologies, Inc. (a private software company) (1999-Present); Trustee, The University of Chicago (1987-Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990-1999). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	Gildan Activewear Inc. (an activewear clothing marketing and manufacturing company); Unext, Inc. (provider of educational services via the internet); Northern Mutual Fund Complex (53 Portfolios).

19

 GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Trustees and Officers (Unaudited) (continued)

Interested Trustees

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

*Alan A. Shuch Age: 55	Trustee	Since 1990	Advisory Director—GSAM (May 1999-Present); Consultant to GSAM (December 1994-May 1999); and Limited Partner, Goldman Sachs (December 1994-May 1999). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

*Kaysie P. Uniacke Age: 43	Trustee & President	Since 2001 Since 2002	Managing Director, GSAM (1997-Present). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies). President—Goldman Sachs Mutual Fund Complex (2002- Present) (registered investment companies). Assistant Secretary—Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).	63	None

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, One New York Plaza, 37th Floor, New York, New York, 10004, Attn: Howard B. Surloff.
[2]	The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997.
[3]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the date the Trustee attains the age of 72 years (in accordance with the current resolutions of the Board of Trustees, which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust.
[4]	The Goldman Sachs Mutual Fund Complex consists of the Trust and Goldman Sachs Variable Insurance Trust. As of December 31, 2004, the Trust consisted of 57 portfolios, including the Funds described in this Annual Report, and Goldman Sachs Variable Insurance Trust consisted of 6 portfolios.
[5]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-292-4726

20

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Officers of the Trust* (Unaudited)

Term of
Office and
	Position(s) Held	Length of
Name, Address And Age	With the Trust	Time Served[1]	Principal Occupation(s) During Past 5 Years

Kaysie P. Uniacke 32 Old Slip New York, NY 10005 Age: 43	President & Trustee	Since 2002 Since 2001	Managing Director, GSAM (1997-Present).

Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).

President—Goldman Sachs Mutual Fund Complex (registered investment companies).

Assistant Secretary—Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).

James A. Fitzpatrick 4900 Sears Tower Chicago, IL 60606 Age: 44	Vice President	Since 1997	Managing Director, Goldman Sachs (October 1999-Present); and Vice President of GSAM (April 1997-December 1999). Vice President—Goldman Sachs Mutual Fund Complex (registered investment companies).

James A. McNamara 32 Old Slip New York, NY 10005 Age: 42	Vice President	Since 2001	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

Vice President—Goldman Sachs Mutual Fund Complex (registered investment companies).

Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies) (December 2002-May 2004).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 40	Treasurer	Since 1997	Managing Director, Goldman Sachs (November 2003-Present) and Vice President, Goldman Sachs (July 1995-November 2003). Treasurer—Goldman Sachs Mutual Fund Complex (registered investment companies).

Howard B. Surloff One New York Plaza 37th Floor New York, NY 10004 Age: 39	Secretary	Since 2001	Managing Director, Goldman Sachs (November 2002-Present); Associate General Counsel, Goldman Sachs and General Counsel to the U.S. Funds Group (December 1997-Present).

Secretary—Goldman Sachs Mutual Fund Complex (registered investment companies) (2001-Present) and Assistant Secretary prior thereto.

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

Goldman Sachs Variable Insurance Trust International Equity Fund — Tax Information (Unaudited)

For the 2004 tax year, the Fund has elected to pass through a credit for taxes paid to foreign jurisdiction. During the year ended December 31, 2004, the Fund paid distributions of $0.1139 per share, all of which was attributable to qualified passive income. The total amount of foreign taxes paid by the Fund was $0.0222 per share. The country-by-country components of these totals, reflected as a percentage of total distributions and foreign taxes paid, are provided below.

	Source of Income %	Foreign Tax Paid %

Bermuda	2.17%	0.00%
Finland	1.98%	3.60%
France	9.96%	16.67%
Germany	1.79%	3.60%
Greece	2.35%	0.00%
Hong Kong	4.08%	0.00%
Ireland	2.23%	0.00%
Italy	1.86%	3.60%
Japan	3.34%	3.15%
Netherlands	9.16%	2.25%
Norway	1.11%	2.25%
Russia	1.18%	2.25%
Singapore	1.24%	3.15%
South Korea	5.01%	10.36%
Spain	1.86%	3.60%
Sweden	0.87%	1.80%
Switzerland	2.35%	4.50%
Taiwan	0.19%	0.00%
Thailand	0.00%	9.01%
United Kingdom	16.52%	30.21%
United States	30.75%	0.00%

TOTAL	100.00%	100.00%

21

TRUSTEES	OFFICERS
Ashok N. Bakhru, Chairman	Kaysie P. Uniacke, President
John P. Coblentz, Jr.	James A. Fitzpatrick, Vice President
Patrick T. Harker	James A. McNamara, Vice President
Mary Patterson McPherson	John M. Perlowski, Treasurer
Alan A. Shuch	Howard B. Surloff, Secretary
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke

GOLDMAN, SACHS & CO. Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL 133 Peterborough Court London, England EC4A 2BB

Visit our internet address: www.gs.com/funds to obtain the most recent month-end returns.

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“the Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus for the Fund. Please consider the Fund’s objectives, risks and charges and expenses, and read the Prospectus carefully before investing.

Holdings are as of December 31, 2004 and are subject to change in the future. Fund holdings of stocks or bonds should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

The Fund is subject to the risk of rising and falling stock prices.

Emerging markets securities are volatile. They are subject to substantial currency fluctuations and sudden economic and political developments. At times, the Goldman Sachs Variable Insurance Trust International Equity Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

Concentration of the Fund’s assets in one or a few countries (or a particular geographic area) and currencies will subject the fund to greater risks than if the fund’s assets were not geographically concentrated.

Toll Free (in U.S.): 800-292-4726

This report is prepared for the general information of contract owners and is not an offer of shares of the Goldman Sachs Variable Insurance Trust: International Equity Fund.

© Copyright 2005 Goldman, Sachs & Co. All rights reserved. Date of first use: February 18, 2005

VITINTLAR

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item 4 — Principal Accountant Fees and Services for the Goldman Sachs Variable Insurance Trust:
Table 1 – Items 4(a) -4(d)

	2004	2003	Description of Services Rendered
Audit Fees:

• Ernst & Young LLP (“E&Y”)	$112,000	$115,000	Financial statement audits

Audit-Related Fees

• E&Y	$0	$0

Tax Fees

• E&Y	$28,400	$28,400	Tax compliance services provided in connection with the preparation and review of the Registrant’s tax returns
All Other Fees	$0	$0

Items 4(b)(c) & (d) Table 2. Non-Audit Services to the Goldman Sachs Variable Insurance Trust’s service affiliates * that were pre-approved by the Goldman Sachs Variable Insurance Trust’s Audit Committee pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X

	2004	2003	Description of Services Rendered
Audit-Related Fees

• E&Y	$0	$0	Review of fund merger documents

Tax Fees

• E&Y	$0	$0

All Other Fees

• E&Y	$0	$48,000	Represents access to an on-line accounting reference tool for certain employees of the Trust’s distributor and accounting consultations and reviews of registration statements in connection with fund mergers.

*	These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) – Audit Committee Pre Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Variable Insurance Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Variable Insurance Trust (“GSVIT”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GSVIT may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

     De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GSVIT at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

     Pre-Approval of Non-Audit Services Provided to GSVIT’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GSVIT, the Audit Committee will pre-approve those non-audit services provided to GSVIT’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GSVIT) where the engagement relates directly to the operations or financial reporting of GSVIT.

Item 4(e)(2) — 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by the Trust’s audit committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the Goldman Sachs Trust’s service affiliates listed in Table 2 were approved by the Trust’s audit committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) — Not applicable.

Items 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to the GSVIT for the 12 months ended December 31, 2004 and December 31, 2003 were approximately $28,400 and $28,400, respectively.

The aggregate non-audit fees billed to the GSVIT’s adviser and service affiliates by Ernst & Young LLP for non-audit services for the twelve months ended December 31, 2004 and December 31, 2003 were approximately $34.5 million and $30.9 million, respectively. The 2003 amount includes fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to the GSVIT’s operations or financial reporting.

Items 4(h) — The GSVIT’s audit committee has considered whether the provision of non-audit services to the GSVIT’s investment advisor and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the auditor’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)		Goldman Sachs Variable Insurance Trust’s Code of Ethics for Principal Executive and Senior Financial officers is incorporated by reference to Exhibit 11(a)(1) of the Registrant’s Form N-CSR filed on March 8, 2004 (accession number 0000950123-04-002976)

(a)(2)	Exhibit 99.CERT Exhibit 99.906CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Variable Insurance Trust

/s/ Kaysie Uniacke

By: Kaysie Uniacke
Chief Executive Officer of
Goldman Sachs Variable Insurance Trust

Date: February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kaysie Uniacke
By: Kaysie Uniacke
Chief Executive Officer of
Goldman Sachs Variable Insurance Trust

Date: February 24, 2005

/s/ John M. Perlowski
By: John M. Perlowski
Chief Financial Officer of
Goldman Sachs Variable Insurance Trust

Date: February 24, 2005